                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-06670
               ---------------------------------------------------

                     CREDIT SUISSE INSTITUTIONAL FUND, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2003 to October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE
INSTITUTIONAL FUND

ANNUAL REPORT

October 31, 2004

CREDIT SUISSE INSTITUTIONAL FUND, INC.

- INTERNATIONAL FOCUS PORTFOLIO

The Portfolio's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. you may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/03 - 10/31/04

SHARE CLASS/BENCHMARK                           PERFORMANCE
Portfolio(1)                                    12.50%
Morgan Stanley Capital International
ACWI (All Country World Index)
Ex-USA Index(2)                                 19.67%

POSITIVE BUT CHOPPY YEAR FOR GLOBAL EQUITIES

   The period was volatile but ultimately positive for equity markets around the world. Stocks continued a rally begun in March 2003 on hopes that a reviving US economy would support growth globally. Japan led the markets forward and then led April's retreat as fears of rising US interest rates, worries that China's strong growth would be reined in and renewed geopolitical concerns curbed investor enthusiasm.

   International stocks renewed their climb in the second half of the year, although the floor dropped in July under the strain of continued geopolitical uncertainty, high oil prices and a short lived spike in the US dollar. Emerging markets had a very strong run over the fourth quarter, with Latin America in particular posting strong gains. For dollar-based investors, a strengthening in major currencies vs. the US dollar enhanced returns.

STRATEGIC REVIEW: JAPAN DRAGS DOWN EUROPEAN, TELECOM OUTPERFORMANCE

   The Portfolio participated in the global rally but underperformed its benchmark due to its Japanese holdings. Selected via our bottom-up research process, these holdings were industrial and technology exporters that we believed might benefit from an improving global economy -- however the stocks performed poorly in the period. The Portfolio's European holdings modestly outperformed as a group, buoyed by strong relative stock selection in Germany. The Portfolio's telecommunications holdings (especially within Latin America) aided its performance, as did its consumer staples holdings in general.

OUTLOOK: INTERNATIONAL OPPORTUNITIES GROW AS FOREIGN CURRENCIES GAIN

   While we are currently underweight in Japan, we feel valuations have become more attractive and we are looking to increase our exposure there, specifically within more domestically focused sectors. Developments in China have been encouraging in our view. The Chinese government has taken positive steps to cool its overheated economy by raising interest rates. We believe this may present new buying opportunities there, although high commodity prices remain a concern. Our European outlook is cautious in the short term. European stocks have enjoyed a strong rally in recent months and we believe valuations may be stretched in light of more recent mixed economic data.

   We expect weakness in the US dollar to be an issue for international investors in the coming months. While appreciating local currencies can be a boon for dollar-based investors (such as investors in this Portfolio), it's a mixed bag for many global companies that rely on export revenue from products slated for US consumption. Looking ahead, we believe that the quality and consistency of earnings will likely be drivers of stock performance. In that context, we will continue to adhere to our discipline, focusing on what we believe to be profitable companies with sustainable earnings growth potential.

The Credit Suisse International Equity Team

Nancy Nierman
Anne S. Budlong
Emily Alejos
Harry M. Jaffe
Chris Matyszewski

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE PORTFOLIO'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE PORTFOLIO'S ASSETS. AS A RESULT OF THIS STRATEGY, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $3,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO(1)
       AND THE MSCI ALL COUNTRY WORLD FREE EX-USA INDEX(2) FOR TEN YEARS.

               CREDIT SUISSE INSTITUTIONAL FUND, INC. -          MSCI ALL COUNTRY
                   INTERNATIONAL FOCUS PORTFOLIO(1)         WORLD FREE EX-USA INDEX(2)
  10/31/94                   $  3,000,000                          $  3,000,000
  11/30/94                   $  2,873,317                          $  2,855,286
  12/31/94                   $  2,770,244                          $  2,848,605
   1/31/95                   $  2,534,725                          $  2,719,406
   2/28/95                   $  2,490,324                          $  2,704,526
   3/31/95                   $  2,648,623                          $  2,857,331
   4/30/95                   $  2,733,565                          $  2,968,793
   5/31/95                   $  2,733,565                          $  2,955,677
   6/30/95                   $  2,708,468                          $  2,914,791
   7/31/95                   $  2,876,420                          $  3,080,307
   8/31/95                   $  2,915,030                          $  2,973,430
   9/30/95                   $  2,980,666                          $  3,024,243
  10/31/95                   $  2,915,030                          $  2,943,441
  11/30/95                   $  2,955,570                          $  3,012,571
  12/31/95                   $  3,044,794                          $  3,131,685
   1/31/96                   $  3,136,577                          $  3,174,705
   2/29/96                   $  3,140,567                          $  3,174,829
   3/31/96                   $  3,166,506                          $  3,233,928
   4/30/96                   $  3,358,052                          $  3,332,042
   5/31/96                   $  3,290,213                          $  3,282,005
   6/30/96                   $  3,336,104                          $  3,298,648
   7/31/96                   $  3,174,487                          $  3,188,984
   8/31/96                   $  3,198,430                          $  3,207,691
   9/30/96                   $  3,252,303                          $  3,287,348
  10/31/96                   $  3,220,378                          $  3,254,431
  11/30/96                   $  3,362,043                          $  3,379,981
  12/31/96                   $  3,386,794                          $  3,340,841
   1/31/97                   $  3,376,437                          $  3,279,469
   2/28/97                   $  3,419,937                          $  3,339,608
   3/31/97                   $  3,399,223                          $  3,332,608
   4/30/97                   $  3,465,509                          $  3,360,712
   5/31/97                   $  3,705,795                          $  3,568,297
   6/30/97                   $  3,867,367                          $  3,765,178
   7/31/97                   $  3,991,653                          $  3,841,411
   8/31/97                   $  3,670,581                          $  3,539,223
   9/30/97                   $  3,842,510                          $  3,730,567
  10/31/97                   $  3,419,937                          $  3,412,950
  11/30/97                   $  3,330,865                          $  3,370,302
  12/31/97                   $  3,299,694                          $  3,409,091
   1/31/98                   $  3,333,829                          $  3,511,067
   2/28/98                   $  3,568,221                          $  3,745,343
   3/31/98                   $  3,770,754                          $  3,874,752
   4/30/98                   $  3,859,504                          $  3,902,503
   5/31/98                   $  3,857,229                          $  3,831,735
   6/30/98                   $  3,741,171                          $  3,817,332
   7/31/98                   $  3,809,440                          $  3,853,615
   8/31/98                   $  3,261,008                          $  3,310,179
   9/30/98                   $  3,110,815                          $  3,240,254
  10/31/98                   $  3,279,213                          $  3,579,665
  11/30/98                   $  3,452,163                          $  3,772,036
  12/31/98                   $  3,502,518                          $  3,901,994
   1/31/99                   $  3,518,595                          $  3,897,815
   2/28/99                   $  3,396,868                          $  3,810,543
   3/31/99                   $  3,534,672                          $  3,994,519
   4/30/99                   $  3,587,497                          $  4,194,313
   5/31/99                   $  3,465,770                          $  3,997,306
   6/30/99                   $  3,745,971                          $  4,180,983
   7/31/99                   $  3,964,161                          $  4,279,043
   8/31/99                   $  4,053,733                          $  4,293,887
   9/30/99                   $  4,134,119                          $  4,322,927
  10/31/99                   $  4,329,341                          $  4,483,895
  11/30/99                   $  4,793,281                          $  4,663,184
  12/31/99                   $  5,523,202                          $  5,107,921
 1/31/2000                   $  5,236,439                          $  4,830,745
 2/29/2000                   $  5,684,657                          $  4,961,228
 3/31/2000                   $  5,554,529                          $  5,147,939
 4/30/2000                   $  5,062,935                          $  4,860,612
 5/31/2000                   $  4,894,251                          $  4,736,278
 6/30/2000                   $  5,038,837                          $  4,937,939
 7/31/2000                   $  4,747,255                          $  4,742,994
 8/31/2000                   $  4,954,495                          $  4,801,650
 9/30/2000                   $  4,609,898                          $  4,535,303
10/31/2000                   $  4,243,612                          $  4,391,153
11/30/2000                   $  4,031,552                          $  4,194,148
12/31/2000                   $  4,178,613                          $  4,337,383
 1/31/2001                   $  4,251,451                          $  4,402,439
 2/28/2001                   $  3,810,588                          $  4,053,898
 3/31/2001                   $  3,492,400                          $  3,767,344
 4/30/2001                   $  3,653,411                          $  4,023,572
 5/31/2001                   $  3,595,907                          $  3,912,461
 6/30/2001                   $  3,553,737                          $  3,762,407
 7/31/2001                   $  3,492,400                          $  3,678,697
 8/31/2001                   $  3,392,727                          $  3,587,333
 9/30/2001                   $  2,994,033                          $  3,206,756
10/31/2001                   $  3,116,708                          $  3,296,603
11/30/2001                   $  3,262,385                          $  3,447,383
12/31/2001                   $  3,346,724                          $  3,491,796
 1/31/2002                   $  3,293,053                          $  3,342,253
 2/28/2002                   $  3,300,721                          $  3,366,320
 3/31/2002                   $  3,484,733                          $  3,563,169
 4/30/2002                   $  3,477,066                          $  3,586,319
 5/31/2002                   $  3,469,399                          $  3,625,385
 6/30/2002                   $  3,331,389                          $  3,468,844
 7/31/2002                   $  2,982,533                          $  3,130,788
 8/31/2002                   $  2,994,033                          $  3,130,982
 9/30/2002                   $  2,641,343                          $  2,799,192
10/31/2002                   $  2,756,351                          $  2,949,360
11/30/2002                   $  2,844,523                          $  3,091,192
12/31/2002                   $  2,755,799                          $  2,991,328
 1/31/2003                   $  2,636,149                          $  2,886,581
 2/28/2003                   $  2,593,693                          $  2,828,093
 3/31/2003                   $  2,535,798                          $  2,773,234
 4/30/2003                   $  2,802,115                          $  3,040,462
 5/31/2003                   $  2,937,203                          $  3,234,158
 6/30/2003                   $  3,018,256                          $  3,323,676
 7/31/2003                   $  3,095,449                          $  3,411,564
 8/31/2003                   $  3,211,239                          $  3,513,232
 9/30/2003                   $  3,211,239                          $  3,611,606
10/31/2003                   $  3,442,819                          $  3,845,714
11/30/2003                   $  3,462,117                          $  3,929,574
12/31/2003                   $  3,709,987                          $  4,229,585
 1/31/2004                   $  3,769,697                          $  4,297,504
 2/29/2004                   $  3,801,543                          $  4,406,016
 3/31/2004                   $  3,825,427                          $  4,433,126
 4/30/2004                   $  3,702,026                          $  4,295,362
 5/31/2004                   $  3,709,987                          $  4,308,944
 6/30/2004                   $  3,749,794                          $  4,402,340
 7/31/2004                   $  3,642,316                          $  4,274,232
 8/31/2004                   $  3,666,200                          $  4,308,426
 9/30/2004                   $  3,729,891                          $  4,446,942
10/31/2004                   $  3,873,195                          $  4,601,616

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

1 YEAR          5 YEARS          10 YEARS          SINCE INCEPTION(3)
------          -------          --------          ------------------
16.15%          (2.04)%           2.25%                  6.24%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

1 YEAR          5 YEARS          10 YEARS          SINCE INCEPTION(3)
------          -------          --------          ------------------
12.50%          (2.20)%            2.59%                 6.52%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Morgan Stanley Capital International ACWI (All Country World Index) Free Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the US. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(3)  Inception date 9/1/92.

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Portfolio's expenses in two ways:

   - ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight to you ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will help you determine the relative total expenses of owning different funds.

       EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD
                             ENDED OCTOBER 31, 2004

ACTUAL PORTFOLIO RETURN
Beginning Account Value 4/30/04                              $   1,000
Ending Account Value 10/31/04                                $   1,046
Expenses Paid per $1,000*                                    $    4.89

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 4/30/04                              $   1,000
Ending Account Value 10/31/04                                $   1,025
Expenses Paid per $1,000*                                    $    4.84

ANNUALIZED EXPENSE RATIOS*                                        0.95%

----------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

   THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

[CHART]

SECTOR BREAKDOWN*

Financials                      27.6%
Industrials                     18.2%
Consumer Discretionary          10.5%
Consumer Staples                10.2%
Energy                           7.4%
Health Care                      6.5%
Telecommunication Services       4.7%
Other Assets                     4.4%
Information Technology           4.2%
Utilities                        3.5%
Materials                        2.8%

----------
*The Portfolio's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2004

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------   ---------------
COMMON STOCKS (94.9%)
BELGIUM (1.6%)
BEVERAGES (1.6%)
    InBev                                                         24,195   $       859,813
                                                                           ---------------
TOTAL BELGIUM                                                                      859,813
                                                                           ---------------
CHINA (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
    China Telecom Corporation, Ltd. ADR^                           7,780           249,271
                                                                           ---------------
TOTAL CHINA                                                                        249,271
                                                                           ---------------
FINLAND (1.0%)
PAPER & FOREST PRODUCTS (1.0%)
    Stora Enso Oyj                                                37,910           539,533
                                                                           ---------------
TOTAL FINLAND                                                                      539,533
                                                                           ---------------
FRANCE (12.8%)
AUTOMOBILES (1.7%)
    Renault SA^                                                   11,250           941,639
                                                                           ---------------
BANKS (2.9%)
    BNP Paribas SA^                                               14,203           967,363
    Credit Agricole SA*                                           22,114           648,473
                                                                           ---------------
                                                                                 1,615,836
                                                                           ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
    France Telecom SA                                             41,045         1,176,832
                                                                           ---------------
INSURANCE (2.4%)
    Axa^                                                          60,510         1,305,183
                                                                           ---------------
MEDIA (2.1%)
    Lagardere S.C.A.*^                                            17,420         1,124,986
                                                                           ---------------
TEXTILES & APPAREL (1.6%)
    LVMH Moet Hennessy Louis Vuitton SA^                          12,850           880,908
                                                                           ---------------
TOTAL FRANCE                                                                     7,045,384
                                                                           ---------------
GERMANY (6.5%)
BANKS (1.5%)
    Bayerische Hypo-und Vereinsbank AG*                           42,560           832,910
                                                                           ---------------
DIVERSIFIED FINANCIALS (1.1%)
    Deutsche Boerse AG*^                                          12,770           637,168
                                                                           ---------------
ELECTRIC UTILITIES (2.4%)
    E.ON AG                                                       16,176         1,314,746
                                                                           ---------------
ELECTRICAL EQUIPMENT (1.0%)
    Siemens AG^                                                    7,380           549,159
                                                                           ---------------
MACHINERY (0.5%)
    MAN AG*                                                        7,840           271,141
                                                                           ---------------
TOTAL GERMANY                                                                    3,605,124
                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------   ---------------
COMMON STOCKS
HONG KONG (1.2%)
REAL ESTATE (1.2%)
    Sun Hung Kai Properties, Ltd.                                 70,000   $       647,926
                                                                           ---------------
TOTAL HONG KONG                                                                    647,926
                                                                           ---------------
ITALY (5.6%)
BANKS (2.4%)
    SanPaolo IMI SpA                                             103,740         1,314,237
                                                                           ---------------
ELECTRIC UTILITIES (1.0%)
    Enel SpA*                                                     64,200           579,732
                                                                           ---------------
OIL & GAS (2.2%)
    Eni SpA*^                                                     53,160         1,212,710
                                                                           ---------------
TOTAL ITALY                                                                      3,106,679
                                                                           ---------------
JAPAN (18.4%)
AUTO COMPONENTS (1.8%)
    Bridgestone Corp.                                             29,000           524,536
    Stanley Electric Company, Ltd.                                30,300           466,749
                                                                           ---------------
                                                                                   991,285
                                                                           ---------------
BANKS (1.8%)
    Bank of Yokohama, Ltd.                                       168,000         1,001,617
                                                                           ---------------
CHEMICALS (1.3%)
    Kuraray Company, Ltd.                                         90,500           705,832
                                                                           ---------------
DIVERSIFIED FINANCIALS (2.5%)
    Nikko Cordial Corp.                                          113,000           504,621
    ORIX Corp.                                                     7,400           864,757
                                                                           ---------------
                                                                                 1,369,378
                                                                           ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)
    Omron Corp.                                                   30,300           686,027
    Rohm Company, Ltd.                                             6,600           675,507
                                                                           ---------------
                                                                                 1,361,534
                                                                           ---------------
HOUSEHOLD PRODUCTS (2.1%)
    Uni-Charm Corp.                                               22,900         1,155,354
                                                                           ---------------
MACHINERY (2.7%)
    Komatsu, Ltd.                                                 95,000           634,212
    THK Company, Ltd.                                             48,800           846,213
                                                                           ---------------
                                                                                 1,480,425
                                                                           ---------------
SPECIALTY RETAIL (1.5%)
    Yamada Denki Company, Ltd.                                    24,100           853,040
                                                                           ---------------
TRADING COMPANIES & DISTRIBUTORS (2.2%)
    Sumitomo Corp.                                               167,000         1,239,660
                                                                           ---------------
TOTAL JAPAN                                                                     10,158,125
                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------   ---------------
COMMON STOCKS
MEXICO (1.0%)
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
    America Movil SA de CV ADR, Series L                          13,040   $       573,760
                                                                           ---------------
TOTAL MEXICO                                                                       573,760
                                                                           ---------------
NETHERLANDS (6.2%)
AIR FREIGHT & COURIERS (1.3%)
    TPG NV                                                        28,630           690,171
                                                                           ---------------
BANKS (1.6%)
    ABN AMRO Holding NV                                           37,460           897,492
                                                                           ---------------
DIVERSIFIED FINANCIALS (1.0%)
    ING Groep NV                                                  20,640           548,105
                                                                           ---------------
FOOD PRODUCTS (2.3%)
    Royal Numico NV*                                              38,440         1,295,175
                                                                           ---------------
TOTAL NETHERLANDS                                                                3,430,943
                                                                           ---------------
SINGAPORE (1.5%)
BANKS (1.5%)
    United Overseas Bank, Ltd.                                    99,405           806,670
                                                                           ---------------
TOTAL SINGAPORE                                                                    806,670
                                                                           ---------------
SOUTH KOREA (0.7%)
MACHINERY (0.7%)
    Samsung Heavy Industries Company, Ltd.                        75,670           409,920
                                                                           ---------------
TOTAL SOUTH KOREA                                                                  409,920
                                                                           ---------------
SPAIN (1.7%)
OIL & GAS (1.7%)
    Repsol YPF SA^                                                42,550           921,668
                                                                           ---------------
TOTAL SPAIN                                                                        921,668
                                                                           ---------------
SWEDEN (2.2%)
MACHINERY (2.2%)
    Sandvik AB                                                    32,275         1,208,596
                                                                           ---------------
TOTAL SWEDEN                                                                     1,208,596
                                                                           ---------------
SWITZERLAND (5.7%)
BANKS (1.9%)
    UBS AG                                                        14,559         1,050,904
                                                                           ---------------
INSURANCE (1.0%)
    Swiss Re*                                                      8,885           544,668
                                                                           ---------------
PHARMACEUTICALS (2.8%)
Novartis AG                                                       32,120         1,534,601
                                                                           ---------------
TOTAL SWITZERLAND                                                                3,130,173
                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------   ---------------
COMMON STOCKS
TAIWAN (2.7%)
BANKS (1.0%)
    Mega Financial Holding Company, Ltd.                         831,000   $       555,800
                                                                           ---------------
COMPUTERS & PERIPHERALS (0.8%)
    Compal Electronics, Inc.                                     476,386           428,028
                                                                           ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.9%)
    Taiwan Semiconductor Manufacturing Company, Ltd.             374,197           497,019
                                                                           ---------------
TOTAL TAIWAN                                                                     1,480,847
                                                                           ---------------
UNITED KINGDOM (25.7%)
BANKS (3.6%)
    HSBC Holdings PLC                                             69,600         1,125,897
    Royal Bank of Scotland Group PLC                              29,490           868,065
                                                                           ---------------
                                                                                 1,993,962
                                                                           ---------------
COMMERCIAL SERVICES & SUPPLIES (3.7%)
    Capita Group PLC                                             185,428         1,196,276
    Hays PLC                                                     366,140           865,385
                                                                           ---------------
                                                                                 2,061,661
                                                                           ---------------
FOOD PRODUCTS (2.7%)
    Cadbury Schweppes PLC                                         80,506           669,885
    Unilever PLC                                                  96,840           815,864
                                                                           ---------------
                                                                                 1,485,749
                                                                           ---------------
INDUSTRIAL CONGLOMERATES (1.3%)
    FKI PLC                                                      326,244           715,359
                                                                           ---------------
METALS & MINING (0.5%)
    BHP Billiton PLC                                              27,440           278,822
                                                                           ---------------
MULTILINE RETAIL (1.7%)
    Marks & Spencer Group PLC^                                   142,225           936,448
                                                                           ---------------
OIL & GAS (3.5%)
    BP PLC                                                       111,460         1,080,490
    Shell Transportation & Trading Company PLC                   105,470           830,588
                                                                           ---------------
                                                                                 1,911,078
                                                                           ---------------
PHARMACEUTICALS (3.7%)
    AstraZeneca PLC                                               18,845           771,680
    GlaxoSmithKline PLC                                           60,640         1,275,119
                                                                           ---------------
                                                                                 2,046,799
                                                                           ---------------
TOBACCO (1.5%)
    Imperial Tobacco Group PLC                                    34,960           816,365
                                                                           ---------------
TRANSPORTATION INFRASTRUCTURE (2.4%)
    BAA PLC                                                      127,140         1,336,495
                                                                           ---------------

                 See Accompanying Notes to Financial Statements.

                                                               NUMBER OF
                                                                SHARES          VALUE
                                                               ---------   ---------------
COMMON STOCKS
UNITED KINGDOM
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    Vodafone Group PLC                                           226,600   $       581,557
                                                                           ---------------
TOTAL UNITED KINGDOM                                                            14,164,295
                                                                           ---------------

TOTAL COMMON STOCKS (Cost $44,094,758)                                          52,338,727
                                                                           ---------------
SHORT-TERM INVESTMENTS (11.7%)
    State Street Navigator Prime Fund^^                        4,046,514         4,046,514
                                                                           ---------------

                                                                  PAR
                                                                 (000)
                                                               ---------
    State Street Bank and Trust Co. Euro Time Deposit,
       1.000%, 11/01/04                                        $   2,423         2,423,000
                                                                           ---------------

TOTAL SHORT-TERM INVESTMENTS (Cost $6,469,514)                                   6,469,514
                                                                           ---------------

TOTAL INVESTMENTS AT VALUE (106.6%) (Cost $50,564,272)                          58,808,241

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.6%)                                   (3,618,663)
                                                                           ---------------

NET ASSETS (100.0%)                                                        $    55,189,578
                                                                           ===============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

*   Non-income producing security.
^   Security or portion thereof is out on loan.
^^ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS
    Investments at value, including collateral for securities
      on loan of $4,046,514 (Cost $50,564,272) (Note 1)                  $     58,808,241(1)
    Cash                                                                              859
    Foreign currency at value (Cost $664,310)                                     670,158
    Receivable for investments sold                                             1,320,021
    Dividend and interest receivable                                              135,884
    Receivable for fund shares sold                                                 2,146
    Prepaid expenses and other assets                                              14,563
                                                                         ----------------
      Total Assets                                                             60,951,872
                                                                         ----------------
LIABILITIES
    Advisory fee payable (Note 2)                                                  38,562
    Administrative services fee payable (Note 2)                                   17,661
    Payable upon return of securities loaned (Note 1)                           4,046,514
    Payable for investments purchased                                           1,615,965
    Directors' fee payable                                                            653
    Other accrued expenses payable                                                 42,939
                                                                         ----------------
      Total Liabilities                                                         5,762,294
                                                                         ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                        5,671
    Paid-in capital (Note 5)                                                  200,974,082
    Undistributed net investment income                                         1,655,294
    Accumulated net realized loss on investments and
      foreign currency transactions                                          (155,708,659)
    Net unrealized appreciation from investments and
      foreign currency translations                                             8,263,190
                                                                         ----------------
      Net Assets                                                         $     55,189,578
                                                                         ================
    Shares outstanding                                                          5,670,843
                                                                         ----------------
    Net asset value, offering price, and redemption
      price per share                                                    $           9.73
                                                                         ================

(1)  Including $3,853,064 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

INVESTMENT INCOME (Note 1)
    Dividends                                                            $      3,134,926
    Interest                                                                       20,651
    Securities lending                                                             80,371
    Foreign taxes withheld                                                       (399,914)
                                                                         ----------------
      Total investment income                                                   2,836,034
                                                                         ----------------
EXPENSES
    Investment advisory fees (Note 2)                                             972,268
    Administrative services fees (Note 2)                                         197,852
    Custodian fees                                                                 94,608
    Legal fees                                                                     44,025
    Insurance expense                                                              21,643
    Audit fees                                                                     21,485
    Registration fees                                                              17,624
    Printing fees (Note 2)                                                         17,506
    Transfer agent fees                                                             8,999
    Commitment fees (Note 3)                                                        3,961
    Directors' fees                                                                 2,812
    Interest expense (Note 3)                                                       2,566
    Miscellaneous expense                                                          11,217
                                                                         ----------------
      Total expenses                                                            1,416,566
    Less: fees waived (Note 2)                                                   (262,561)
                                                                         ----------------
      Net expenses                                                              1,154,005
                                                                         ----------------
       Net investment income                                                    1,682,029
                                                                         ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                         30,868,169
    Net realized loss on foreign currency transactions                            (29,128)
    Net change in unrealized appreciation (depreciation)
      from investments                                                        (18,750,178)
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                          (26,990)
                                                                         ----------------
    Net realized and unrealized gain from investments and foreign
      currency related items                                                   12,061,873
                                                                         ----------------
    Net increase in net assets resulting from operations                 $     13,743,902
                                                                         ================

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEAR          FOR THE YEAR
                                                                                    ENDED                 ENDED
                                                                               OCTOBER 31, 2004      OCTOBER 31, 2003
                                                                              ------------------    ------------------
FROM OPERATIONS
  Net investment income                                                       $        1,682,029    $          774,477
  Net realized gain from investments and foreign currency transactions                30,839,041             2,234,517
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                                     (18,777,168)           15,484,745
                                                                              ------------------    ------------------
   Net increase in net assets resulting from operations                               13,743,902            18,493,739
                                                                              ------------------    ------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                  (821,490)             (296,819)
  Distributions from net realized gains                                               (4,255,028)                   --
                                                                              ------------------    ------------------
   Net decrease in net assets from dividends and distributions                        (5,076,518)             (296,819)
                                                                              ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                         1,986,412           118,120,791
  Exchange value of shares due to merger                                                      --           100,609,127
  Reinvestment of dividends and distributions                                          4,833,577               294,006
  Net asset value of shares redeemed                                                (122,268,774)         (119,814,684)
                                                                              ------------------    ------------------
   Net increase (decrease) in net assets from capital share transactions            (115,448,785)           99,209,240
                                                                              ------------------    ------------------
  Net increase (decrease) in net assets                                             (106,781,401)          117,406,160

NET ASSETS
  Beginning of year                                                                  161,970,979            44,564,819
                                                                              ------------------    ------------------
  End of year                                                                 $       55,189,578    $      161,970,979
                                                                              ==================    ==================
  Undistributed net investment income                                         $        1,655,294    $          821,351
                                                                              ==================    ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                     -------------------------------------------------------------------------
                                                        2004             2003            2002           2001           2000
                                                     ----------       ----------      ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                 $     8.92       $     7.19      $     8.13     $    17.61     $    18.85
                                                     ----------       ----------      ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                    0.13(1)          0.09(1)         0.07(1)        0.09           0.22(1)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                         0.97             1.69           (1.01)         (3.18)         (0.46)
                                                     ----------       ----------      ----------     ----------     ----------
      Total from investment operations                     1.10             1.78           (0.94)         (3.09)         (0.24)
                                                     ----------       ----------      ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.05)           (0.05)             --          (0.21)         (0.78)
  Distributions from net realized gains                   (0.24)              --              --          (6.18)         (0.22)
                                                     ----------       ----------      ----------     ----------     ----------
      Total dividends and distributions                   (0.29)           (0.05)             --          (6.39)         (1.00)
                                                     ----------       ----------      ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                         $     9.73       $     8.92      $     7.19     $     8.13     $    17.61
                                                     ==========       ==========      ==========     ==========     ==========
      Total return(2)                                     12.50%           24.90%         (11.56)%       (26.56)%        (1.98)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)             $   55,190       $  161,971      $   44,565     $   95,622     $  356,004
    Ratio of expenses to average net assets(3)             0.95%            0.95%           0.95%          0.95%          0.97%
    Ratio of net investment income to average
      net assets                                           1.38%            1.17%           0.87%          0.61%          0.74%
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements         0.22%            0.22%           0.39%          0.23%          0.19%
  Portfolio turnover rate                                    98%             151%            161%           134%           111%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% for the year ended October 31, 2000. The net operating expense ratio after these arrangements was .95% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Institutional Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers seven managed investment funds, one of which, the International Focus Portfolio (the "Portfolio"), is contained in this report. The Portfolio is classified as diversified and has long-term capital appreciation as its investment objective. The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

   Effective as of the close of business on August 22, 2003, the Portfolio acquired all of the net assets of Credit Suisse Institutional International Fund ("International Fund") in a tax-free exchange of shares. The Portfolio was also the accounting survivor in the tax-free exchange. The shares exchanged were 12,106,921 shares (valued at $100,609,127) of the Portfolio for 10,766,487 shares of International Fund. The International Fund's net assets of $100,609,127 at that date, which included $13,928,022 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of International Fund and the Portfolio immediately before the acquisition were $100,609,127 and $50,947,690, respectively, and the combined net assets of the Portfolio after the acquisition were $151,556,817.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS-- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2004, the Portfolio had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Portfolio with respect to such loans at October 31, 2004 is as follows:

               MARKET VALUE OF                           VALUE OF
              SECURITIES LOANED                     COLLATERAL RECEIVED
              -----------------                     -------------------
                 $  3,853,064                           $  4,046,514

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Portfolio to act as the Portfolio's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities, with the Portfolio receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   J) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

   The Portfolio may invest up to 10% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 0.80% of the Portfolio's average daily net assets. For the year ended October 31, 2004, investment advisory fees earned and voluntarily waived were $972,268 and $262,561, respectively. CSAM will not recapture from the Portfolio any fees it waived during the fiscal year ended October 31, 2004.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), each an affiliate of CSAM, are sub-investment advisers to the Portfolio. CSAM Ltd. U.K., CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Portfolio. As of December 3, 2004, CSAM Ltd. Japan no longer serves as sub-investment adviser to the Portfolio.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolio.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the year ended October 31, 2004, co-administrative services fees earned by CSAMSI were $121,533.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------           ----------------------------------
           First $5 billion                   0.050% of average daily net assets
           Next $5 billion                    0.035% of average daily net assets
           Over $10 billion                   0.020% of average daily net assets

   For the year ended October 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $76,319.

   For the period November 1, 2003 to March 16, 2004, CSFB received $4,865 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For

NOTE 3. LINE OF CREDIT

the year ended October 31, 2004, Merrill was paid $10,657 for its services to the Portfolio.

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2004 the Portfolio had no loans outstanding under the Credit Facility. During the year ended October 31, 2004, the Portfolio had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE %          LOAN OUTSTANDING
           -------------        ----------------          ----------------
           $   5,421,000              1.549%                $  8,671,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) were $114,108,220 and $233,921,893, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a $.001 par value per share. Shares of eight series have been classified, one of which constitutes the interest in the Portfolio. Transactions in capital shares of the Portfolio were as follows:

                                                          FOR THE YEAR ENDED
                                                 ------------------------------------
                                                 OCTOBER 31, 2004    OCTOBER 31, 2003
                                                 ----------------    ----------------
  Shares sold                                             212,531          14,590,640
  Shares exchanged due to merger                               --          12,106,921
  Shares issued in reinvestment of
    dividends and distributions                           536,000              40,891
  Shares redeemed                                     (13,235,300)        (14,776,756)
                                                 ----------------    ----------------
  Net increase (decrease)                             (12,486,769)         11,961,696
                                                 ================    ================

NOTE 5. CAPITAL SHARE TRANSACTIONS

   On October 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                        NUMBER OF        APPROXIMATE PERCENTAGE
                       SHAREHOLDERS      OF OUTSTANDING SHARES
                       ------------      ----------------------
                             7                     88%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency translations, losses deferred due to wash sales, redemption in kind activity, and capital loss carryforwards from fund mergers.

   The tax characteristics of dividends paid during the years ended October 31, 2004 and 2003, respectively, for the Portfolio were as follows:

                   ORDINARY INCOME          LONG-TERM CAPITAL GAIN
              ------------------------      ----------------------
                  2004         2003            2004        2003
              ------------  ----------      ----------  ----------
              $  4,848,610  $  296,819      $  227,908   $     --

   At October 31, 2004, the components of distributable earnings on a tax basis for the Portfolio were as follows:

       Undistributed net investment income             $     1,655,294
       Accumulated net realized loss                      (155,262,287)
       Unrealized appreciation                               7,816,818
                                                       ---------------
                                                       $  (145,790,175)
                                                       ===============

   At October 31, 2004, the Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

                                EXPIRES OCTOBER 31,
                           -----------------------------
                               2009             2010
                           -------------   -------------
                           $  80,740,799   $  74,521,488

   Included in the fund's capital loss carryforwards which expire in 2009 and 2010 are $9,711,084 and $3,586,266, respectively, acquired in the Credit Suisse Institutional Fund, Inc.-International Fund merger, which are subject to IRS limitations.

NOTE 6. FEDERAL INCOME TAXES

   During the tax year ended, October 31, 2004, the Portfolio has utilized $23,313,605 of the capital loss carryforward.

   At October 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows: $51,010,654, $8,782,933, $(985,346) and $7,797,587, respectively.

   At October 31, 2004, the Portfolio reclassified $26,596 from undistributed net investment income and $10,776,287 from accumulated net realized loss to paid-in-capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency translations, redemption in kind activity and capital loss carryforwards from fund mergers. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Credit Suisse Institutional Fund, Inc. and Shareholders of
Credit Suisse Institutional Fund, Inc.-- International Focus Portfolio:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Fund, Inc. -- International Focus Portfolio (a portfolio of Credit Suisse Institutional Fund, Inc., hereafter referred to as the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                            TERM                                              NUMBER OF
                                            OF OFFICE(1)                                      PORTFOLIOS IN
                                            AND                                               FUND
                           POSITION(S)      LENGTH             PRINCIPAL                      COMPLEX             OTHER
NAME, ADDRESS AND          HELD WITH        OF TIME            OCCUPATION(S) DURING           OVERSEEN BY         DIRECTORSHIPS
DATE OF BIRTH              FUND             SERVED             PAST FIVE YEARS                DIRECTOR            HELD BY DIRECTOR
-----------------------    -----------      ------------       ------------------------       -------------       ----------------
INDEPENDENT DIRECTORS

Richard H. Francis         Director,        Since              Currently retired              42                  None
c/o Credit Suisse Asset    Nominating       1999
Management, LLC            and Audit
466 Lexington Avenue       Committee
New York, New York         Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten          Director,        Since              Dean of Yale                   41                  Director of
Box 208200                 Nominating       1998               School of                                          Aetna, Inc.
New Haven, Connecticut     and Audit                           Management and                                     (insurance
06520-8200                 Committee                           William S. Beinecke                                company);
                           Member                              Professor in the                                   Director of
Date of Birth: 10/29/46                                        Practice of                                        Calpine
                                                               International                                      Corporation
                                                               Trade and Finance from                             (energy
                                                               November 1995 to                                   provider);
                                                               present.                                           Director of
                                                                                                                  CarMax Group
                                                                                                                  (used car
                                                                                                                  dealers).

Peter F. Krogh             Director,        Since              Dean Emeritus and              41                  Director
301 ICC                    Nominating       2001               Distinguished Professor                            of Carlisle
Georgetown University      Committee                           of International Affairs                           Companies
Washington, DC 20057       Chairman                            at the Edmund A.                                   Incorporated
                           and Audit                           Walsh School of                                    (diversified
Date of Birth: 02/11/37    Committee                           Foreign Service,                                   manufacturing
                           Member                              Georgetown University                              company).
                                                               from June 1995 to
                                                               present.

James S. Pasman, Jr.       Director,        Since              Currently retired              43                  Director of
c/o Credit Suisse Asset    Nominating       1999                                                                  Education
Management, LLC            and Audit                                                                              Management
466 Lexington Avenue       Committee                                                                              Corp.
New York, New York         Member
10017-3140

Date of Birth: 12/20/30

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                            TERM                                              NUMBER OF
                                            OF OFFICE(1)                                      PORTFOLIOS IN
                                            AND                                               FUND
                           POSITION(S)      LENGTH             PRINCIPAL                      COMPLEX             OTHER
NAME, ADDRESS AND          HELD WITH        OF TIME            OCCUPATION(S) DURING           OVERSEEN BY         DIRECTORSHIPS
DATE OF BIRTH              FUND             SERVED             PAST FIVE YEARS                DIRECTOR            HELD BY DIRECTOR
-----------------------    -----------      ------------       --------------------------     -------------       ----------------
INDEPENDENT DIRECTORS

Steven N. Rappaport        Director,        Since              Partner of Lehigh Court,       43                  Director of
Lehigh Court, LLC          Nominating       1999               LLC and RZ Capital                                 Presstek, Inc.
40 East 52nd Street        Committee                           (private investment                                (digital imaging
New York, New York         Member                              firms) from July 2002 to                           technologies
10022                      and Audit                           present; Transition                                company);
                           Committee                           Adviser to SunGard                                 Director of
Date of Birth: 07/10/48    Chairman                            Securities Finance, Inc.                           Wood
                                                               from February 2002 to                              Resources, LLC.
                                                               July 2002; President of                            (plywood
                                                               SunGard Securities                                 manufacturing
                                                               Finance, Inc. from 2001                            company).
                                                               to February 2002;
                                                               President of Loanet, Inc.
                                                               (on-line accounting
                                                               service) from 1997 to
                                                               2001.

INTERESTED DIRECTORS

Michael E. Kenneally(2)    Chairman         Since              Chairman and Global            45                  None
Credit Suisse Asset        and Chief        2004               Chief Executive Officer of
Management, LLC            Executive                           CSAM since 2003;
466 Lexington Avenue       Officer                             Chairman and Chief
New York, New York                                             Investment Officer of
10017-3140                                                     Banc of America Capital
                                                               Management from 1998
Date of Birth: 03/30/54                                        to March 2003.

----------
(2) Mr. Kenneally is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he is an officer of CSAM.

                                            TERM                                              NUMBER OF
                                            OF OFFICE(1)                                      PORTFOLIOS IN
                                            AND                                               FUND
                           POSITION(S)      LENGTH             PRINCIPAL                      COMPLEX             OTHER
NAME, ADDRESS AND          HELD WITH        OF TIME            OCCUPATION(S) DURING           OVERSEEN BY         DIRECTORSHIPS
DATE OF BIRTH              FUND             SERVED             PAST FIVE YEARS                DIRECTOR            HELD BY DIRECTOR
-------------------------  -----------      ------------       --------------------------     -------------       -----------------
INTERESTED DIRECTORS

William W. Priest(3)       Director         Since              Chief Executive Officer of     48                  Director of
Epoch Investment Partners                   1999               J Net Enterprises, Inc.                            Globe Wireless,
667 Madison Avenue                                             (technology holdings                               LLC (maritime
New York, NY 10021                                             company) since June                                communication
                                                               2004; Chief Executive                              company);
Date of Birth: 09/24/41                                        Officer of Epoch                                   Director of
                                                               Investment Partners,                               InfraRed X
                                                               Inc. since April 2004;                             (medical device
                                                               Co-Managing Partner,                               company);
                                                               Steinberg Priest &                                 Director of J Net
                                                               Sloane Capital                                     Enterprises, Inc.
                                                               Management, LLC from
                                                               2001 to March 2004;
                                                               Chairman and Managing
                                                               Director of CSAM
                                                               from 2000 to
                                                               February 2001; Chief
                                                               Executive Officer and
                                                               Managing Director of
                                                               CSAM from 1990 to
                                                               2000.

----------
(3) Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                            TERM
                                            OF OFFICE(1)
                                            AND
                           POSITION(S)      LENGTH
NAME, ADDRESS AND          HELD WITH        OF TIME
DATE OF BIRTH              FUND             SERVED             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------    -------------    ------------       -------------------------------------------------
OFFICERS

Michael A. Pignataro       Chief            Since              Director and Director of Fund Administration of
Credit Suisse Asset        Financial        1999               CSAM; Associated with CSAM since 1984; Officer of
Management, LLC            Officer and                         other Credit Suisse Funds
466 Lexington Avenue       Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio             Chief            Since              Vice President and Global Head of Compliance of
Credit Suisse Asset        Compliance       2004               CSAM; Associated with CSAM since July 2000; Vice
Management, LLC            Officer                             President and Director of Compliance of
466 Lexington Avenue                                           Forstmann-Leff Associates from 1998 to June 2000;
New York, New York                                             Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                 Chief            Since              Director and Deputy General Counsel of CSAM since
Credit Suisse Asset        Legal Officer    2004               September 2004; Senior Associate of Shearman &
Management, LLC                                                Sterling LLP from September 2000 to September
466 Lexington Avenue                                           2004; Senior Counsel of the SEC Division of
New York, New York                                             Investment Management from June 1997 to September
10017-3140                                                     2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao               Vice             Since              Vice President and legal counsel of CSAM;
Credit Suisse Asset        President and    2004               Associated with CSAM since July 2003; Associated
Management, LLC            Secretary                           with the law firm of Willkie Farr & Gallagher LLP
466 Lexington Avenue                                           from 1998 to 2003; Officer of other Credit Suisse
New York, New York                                             Funds
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza            Assistant        Since              Assistant Vice President of CSAM since January
Credit Suisse Asset        Treasurer        2002               2001; Associated with CSAM since 1998; Officer of
Management, LLC                                                other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   During the fiscal year ended October 31, 2004, the Portfolio distributed $3,134,926 of foreign source income on which the Portfolio paid foreign taxes of $399,914. This information is being furnished to you pursuant to notice requirement of Section 853(a) and 855(d) of the Internal Revenue Code of 1986, as amended the "Code", and the Treasury Regulations thereunder.

   For the fiscal year ended October 31, 2004, certain dividends paid by the Portfolio may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended October 31, 2004, the Portfolio declared $227,908 in dividends that were designated as 20% long-term capital gains dividends.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INTERNATIONAL FOCUS PORTFOLIO PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION

   Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

   -  By calling 1-800-222-8977

   -  On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

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

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSINI-2-1004

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE INSTITUTIONAL FUND

ANNUAL REPORT

OCTOBER 31, 2004


CREDIT SUISSE INSTITUTIONAL FUND, INC.

-  LARGE CAP VALUE PORTFOLIO

-  SMALL CAP GROWTH PORTFOLIO

-  SELECT EQUITY PORTFOLIO

-  CAPITAL APPRECIATION PORTFOLIO

-  HARBINGER PORTFOLIO

-  INVESTMENT GRADE FIXED INCOME PORTFOLIO


THE PORTFOLIOS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUND, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL FUND IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

   For the 12 months ended October 31, 2004, Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio(1) (the "Portfolio") had a gain of 11.81%, versus an increase of 15.46% for the Russell 1000(R) Value Index.(2)

MARKET OVERVIEW: STRONG START GIVES WAY TO SEESAW FINISH

   The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market struggled in the spring and summer, but then moved upward again as inflation and interest-rate fears subsided.

   Style category, more so than market cap size, was the driving factor behind performance in the period. Value stocks handily outpaced growth stocks, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Broadly, mid- and small-capitalization names outpaced large cap stocks, a trend often (but not always) seen in the early stages of economic recovery.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

   The Portfolio had a gain but underperformed its benchmark, which we attribute primarily to stock selection in the technology sector. Holdings that detracted from the Portfolio's performance included Unisys, an infrastructure solutions provider, and Seagate Technology, a disc drive manufacturer. We eliminated both positions in the period, based on our concerns over their business fundamentals. The Portfolio's energy holdings, while collectively positive in absolute terms, underperformed, in part due to Calpine (a position we eliminated in late October), an operator of power generation stations that declined on balance sheet concerns.

   On the positive side, the Portfolio's multi-business industrial companies aided its absolute and relative return (our nearly double weighting in this outperforming sector was also a plus). Tyco (3.0% of the Portfolio as of October 31, 2004) had a sizable gain amid an ongoing turnaround under new management. Other standouts were Textron and Eaton (1.8% and 2.4% of the Portfolio, respectively, as of October 31, 2004), both benefiting from improvements in demand and free cash-flows.

GOING FORWARD: POSITIONED FOR RECOVERY

   As we move ahead, we believe that the economy should rebound from its recent softness in a sustainable manner, and our portfolio positioning reflects that view. We are overweighted in industrial-type stocks (ranging from aerospace companies to machinery manufacturers) and materials stocks that offer leverage to a growing economy. We are looking for opportunities to raise these overweightings even higher. We are seeking to narrow our underweighting in financial services, should a rise in interest rates spark indiscriminate selling in the sector, creating compelling values.


The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe

Credit Suisse Asset Management, LLC (CSAM)

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO(1)
        AND THE RUSSELL 1000(R) VALUE INDEX(2) FROM INCEPTION (6/30/97).

                   CREDIT SUISSE INSTITUTIONAL
                       FUND, INC. -- LARGE
                      CAP VALUE PORTFOLIO(1)         RUSSELL 1000(R) VALUE INDEX(2)
 6/30/1997                 $  1,000,000                      $   1,000,000
 7/31/1997                 $  1,079,000                      $   1,075,230
 8/31/1997                 $  1,056,000                      $   1,036,920
 9/30/1997                 $  1,109,000                      $   1,099,591
10/31/1997                 $  1,064,000                      $   1,068,868
11/30/1997                 $  1,091,000                      $   1,116,123
12/31/1997                 $  1,119,272                      $   1,148,703
 1/31/1998                 $  1,127,375                      $   1,132,449
 2/28/1998                 $  1,203,344                      $   1,208,685
 3/31/1998                 $  1,251,964                      $   1,282,608
 4/30/1998                 $  1,264,119                      $   1,291,189
 5/31/1998                 $  1,260,067                      $   1,272,040
 6/30/1998                 $  1,272,222                      $   1,288,348
 7/31/1998                 $  1,238,796                      $   1,265,609
 8/31/1998                 $  1,058,497                      $   1,077,286
 9/30/1998                 $  1,090,910                      $   1,139,122
10/31/1998                 $  1,167,892                      $   1,227,404
11/30/1998                 $  1,237,783                      $   1,284,601
12/31/1998                 $  1,273,132                      $   1,328,278
 1/31/1999                 $  1,283,374                      $   1,338,886
 2/28/1999                 $  1,251,623                      $   1,319,982
 3/31/1999                 $  1,262,890                      $   1,347,305
 4/30/1999                 $  1,411,404                      $   1,473,123
 5/31/1999                 $  1,428,817                      $   1,456,933
 6/30/1999                 $  1,474,907                      $ 1,41999,242
 7/31/1999                 $  1,422,671                      $   1,455,329
 8/31/1999                 $  1,395,017                      $   1,401,332
 9/30/1999                 $  1,356,095                      $   1,352,362
10/31/1999                 $  1,364,289                      $   1,430,197
11/30/1999                 $  1,359,168                      $   1,419,002
12/31/1999                 $  1,312,316                      $   1,425,849
 1/31/2000                 $  1,250,822                      $   1,379,366
 2/29/2000                 $  1,184,094                      $   1,276,879
 3/31/2000                 $  1,343,718                      $   1,432,672
 4/30/2000                 $  1,347,643                      $   1,416,053
 5/31/2000                 $  1,397,362                      $   1,430,978
 6/30/2000                 $  1,334,559                      $   1,365,596
 7/31/2000                 $  1,330,634                      $   1,382,681
 8/31/2000                 $  1,413,062                      $   1,459,628
 9/30/2000                 $  1,413,062                      $   1,473,056
10/31/2000                 $  1,440,539                      $   1,509,293
11/30/2000                 $  1,376,851                      $   1,453,298
12/31/2000                 $  1,491,489                      $   1,526,109
 1/31/2001                 $  1,507,701                      $   1,531,908
 2/28/2001                 $  1,523,913                      $   1,489,321
 3/31/2001                 $  1,459,065                      $   1,436,748
 4/30/2001                 $  1,523,913                      $   1,507,149
 5/31/2001                 $  1,572,548                      $   1,541,059
 6/30/2001                 $  1,523,913                      $   1,506,848
 7/31/2001                 $  1,507,701                      $   1,503,683
 8/31/2001                 $  1,475,277                      $   1,443,386
 9/30/2001                 $  1,361,794                      $   1,341,771
10/31/2001                 $  1,378,006                      $   1,330,232
11/30/2001                 $  1,459,065                      $   1,407,519
12/31/2001                 $  1,506,568                      $   1,440,666
 1/31/2002                 $  1,473,816                      $   1,429,558
 2/28/2002                 $  1,490,192                      $   1,431,846
 3/31/2002                 $  1,539,319                      $   1,499,572
 4/30/2002                 $  1,490,192                      $   1,448,136
 5/31/2002                 $  1,490,192                      $   1,455,377
 6/30/2002                 $  1,408,313                      $   1,371,839
 7/31/2002                 $  1,310,059                      $   1,244,258
 8/31/2002                 $  1,293,683                      $   1,253,714
 9/30/2002                 $  1,162,677                      $   1,114,301
10/31/2002                 $  1,244,556                      $   1,196,871
11/30/2002                 $  1,293,683                      $   1,272,273
12/31/2002                 $  1,239,024                      $   1,217,057
 1/31/2003                 $  1,205,983                      $   1,187,604
 2/28/2003                 $  1,189,463                      $   1,155,895
 3/31/2003                 $  1,205,983                      $   1,157,860
 4/30/2003                 $  1,272,064                      $   1,259,752
 5/31/2003                 $  1,338,146                      $   1,341,132
 6/30/2003                 $  1,354,666                      $   1,357,896
 7/31/2003                 $  1,354,666                      $   1,378,128
 8/31/2003                 $  1,371,186                      $   1,399,627
 9/30/2003                 $  1,371,186                      $   1,385,911
10/31/2003                 $  1,437,268                      $   1,470,729
11/30/2003                 $  1,470,308                      $   1,490,731
12/31/2003                 $  1,556,825                      $   1,582,560
 1/31/2004                 $  1,573,565                      $   1,610,413
 2/29/2004                 $  1,607,045                      $   1,644,875
 3/31/2004                 $  1,573,565                      $   1,630,401
 4/30/2004                 $  1,540,085                      $   1,590,619
 5/31/2004                 $  1,556,825                      $   1,606,843
 6/30/2004                 $  1,607,045                      $   1,644,765
 7/31/2004                 $  1,573,565                      $   1,621,573
 8/31/2004                 $  1,573,565                      $   1,644,600
 9/30/2004                 $  1,607,045                      $   1,670,091
10/31/2004                 $  1,607,045                      $   1,697,815

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

1 YEAR                              5 YEARS                      SINCE INCEPTION
------                              -------                      ---------------
17.20%                               3.45%                             6.76%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

1 YEAR                              5 YEARS                      SINCE INCEPTION
------                              -------                      ---------------
11.81%                               3.33%                             6.68%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Portfolio's expenses in two ways:

   - ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

ACTUAL PORTFOLIO RETURN
Beginning Account Value 4/30/04                                   $ 1,000
Ending Account Value 10/31/04                                     $ 1,043
Expenses Paid per $1,000*                                         $  3.85

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 4/30/04                                   $ 1,000
Ending Account Value 10/31/04                                     $ 1,025
Expenses Paid per $1,000*                                         $  3.82

ANNUALIZED EXPENSE RATIOS*                                           0.75%

----------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

[CHART]

SECTOR BREAKDOWN*

Autos & Transportation                  2.1%
Other Assets                            2.9%
Consumer Staples                        3.6%
Utilities                               3.7%
Technology                              4.1%
Other Energy                            5.5%
Health Care                             6.4%
Producer Durables                       7.0%
Integrated Oils                         7.1%
Consumer Discretionary                  8.1%
Materials & Processing                  8.4%
Other                                  12.0%
Financial Services                     29.1%

----------
* The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

   For the 12 months ended October 31, 2004, Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio(1) (the "Portfolio") had a gain of 25.40%, versus an increase of 5.53% for the Russell 2000(R) Growth Index.(2),(3)

   The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market hit its low for the reporting period in August, but then moved upward again as inflation and interest-rate fears subsided.

   Growth stocks had a positive showing for the 12 months, but lagged value stocks, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Small capitalization stocks generally outpaced large cap stocks, a trend often (but not always) seen in the early stages of economic recovery.

   The Portfolio's outperformance was largely attributable to a sharp increase in value of its holding of Prescient Systems, Inc. ("Prescient"), a privately held concern that provides supply chain software. Because the Portfolio is small (less than $200,000 in net assets as of October 31, 2004), the increase had a significant impact on the Portfolio's net asset value. Prescient represented about 16% of the Portfolio's assets when its value went up on April 30, 2004. Such outperformance is not necessarily representative of the Portfolio's long-term performance.

   Elsewhere of note in the Portfolio, our overweighting in the energy area during much of the period was beneficial to performance. Stocks that hindered the Portfolio's relative return included certain financial services, semiconductor equipment and communications holdings.


The Credit Suisse Small/Mid-Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

   THE PORTFOLIO HAS BEEN CLOSED TO NEW INVESTMENTS SINCE APRIL 30, 2004, EXCEPT FOR THE REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. THE PORTFOLIO MAY REOPEN TO INVESTMENTS AT ANY TIME.

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO(1) AND THE RUSSELL 2000(R) GROWTH INDEX(2),(3) FROM INCEPTION (12/29/95).

                   CREDIT SUISSE INSTITUTIONAL
                     FUND, INC. -- SMALL CAP
                        GROWTH PORTFOLIO(1)       RUSSELL 2000(R) GROWTH INDEX(2),(3)
12/31/1995                 $  1,000,000                      $   1,000,000
 1/31/1996                 $    985,000                      $     991,720
 2/29/1996                 $  1,036,000                      $   1,036,942
 3/31/1996                 $  1,128,000                      $   1,057,443
 4/30/1996                 $  1,250,000                      $   1,138,623
 5/31/1996                 $  1,325,000                      $   1,197,011
 6/30/1996                 $  1,282,000                      $   1,119,229
 7/31/1996                 $  1,163,000                      $     982,594
 8/31/1996                 $  1,246,000                      $   1,055,335
 9/30/1996                 $  1,330,000                      $   1,109,685
10/31/1996                 $  1,292,000                      $   1,061,813
11/30/1996                 $  1,294,000                      $   1,091,342
12/31/1996                 $  1,331,000                      $   1,112,624
 1/31/1997                 $  1,369,000                      $   1,140,417
 2/28/1997                 $  1,284,000                      $   1,071,547
 3/31/1997                 $  1,178,000                      $     995,928
 4/30/1997                 $  1,158,000                      $     984,405
 5/31/1997                 $  1,315,000                      $   1,132,361
 6/30/1997                 $  1,373,000                      $   1,170,760
 7/31/1997                 $  1,437,000                      $   1,230,749
 8/31/1997                 $  1,480,000                      $   1,267,684
 9/30/1997                 $  1,652,000                      $   1,368,845
10/31/1997                 $  1,589,000                      $   1,286,632
11/30/1997                 $  1,560,000                      $   1,255,959
12/31/1997                 $  1,551,000                      $   1,256,662
 1/31/1998                 $  1,522,000                      $   1,239,899
 2/28/1998                 $  1,650,000                      $   1,349,369
 3/31/1998                 $  1,740,000                      $   1,405,975
 4/30/1998                 $  1,720,000                      $   1,414,594
 5/31/1998                 $  1,585,000                      $   1,311,824
 6/30/1998                 $  1,603,000                      $   1,325,230
 7/31/1998                 $  1,436,000                      $   1,214,574
 8/31/1998                 $  1,133,000                      $     934,202
 9/30/1998                 $  1,228,000                      $   1,028,920
10/31/1998                 $  1,289,000                      $   1,082,589
11/30/1998                 $  1,382,000                      $   1,166,565
12/31/1998                 $  1,489,000                      $   1,272,128
 1/31/1999                 $  1,553,000                      $   1,329,348
 2/28/1999                 $  1,400,000                      $   1,207,739
 3/31/1999                 $  1,466,000                      $   1,250,759
 4/30/1999                 $  1,464,000                      $   1,361,213
 5/31/1999                 $  1,473,000                      $   1,363,364
 6/30/1999                 $  1,619,000                      $   1,435,186
 7/31/1999                 $  1,622,000                      $   1,390,810
 8/31/1999                 $  1,612,000                      $   1,338,794
 9/30/1999                 $  1,661,000                      $   1,364,619
10/31/1999                 $  1,789,000                      $ 1,31999,567
11/30/1999                 $  2,062,000                      $   1,547,557
12/31/1999                 $  2,558,032                      $   1,820,314
 1/31/2000                 $  2,491,384                      $   1,803,367
 2/29/2000                 $  3,363,104                      $   2,222,938
 3/31/2000                 $  3,002,356                      $   1,989,263
 4/30/2000                 $  2,556,975                      $   1,788,407
 5/31/2000                 $  2,322,118                      $   1,631,814
 6/30/2000                 $  2,676,519                      $   1,842,612
 7/31/2000                 $  2,431,083                      $   1,684,700
 8/31/2000                 $  2,756,920                      $   1,861,914
 9/30/2000                 $  2,543,222                      $   1,769,414
10/31/2000                 $  2,380,303                      $   1,625,791
11/30/2000                 $  1,977,238                      $   1,330,596
12/31/2000                 $  2,155,942                      $   1,412,015
 1/31/2001                 $  2,130,123                      $   1,526,303
 2/28/2001                 $  1,811,065                      $   1,317,047
 3/31/2001                 $  1,563,934                      $   1,197,301
 4/30/2001                 $  1,814,754                      $   1,343,851
 5/31/2001                 $  1,796,311                      $   1,375,028
 6/30/2001                 $  1,812,910                      $   1,412,567
 7/31/2001                 $  1,715,164                      $   1,292,075
 8/31/2001                 $  1,610,041                      $   1,211,320
 9/30/2001                 $  1,324,180                      $   1,015,813
10/31/2001                 $  1,499,385                      $   1,113,534
11/30/2001                 $  1,654,303                      $   1,206,514
12/31/2001                 $  1,790,779                      $   1,281,632
 1/31/2002                 $  1,728,074                      $   1,236,031
 2/28/2002                 $  1,571,311                      $   1,156,060
 3/31/2002                 $  1,709,631                      $   1,256,522
 4/30/2002                 $  1,667,213                      $   1,229,381
 5/31/2002                 $  1,558,402                      $   1,157,462
 6/30/2002                 $  1,410,861                      $   1,059,309
 7/31/2002                 $  1,180,328                      $     896,494
 8/31/2002                 $  1,163,729                      $     896,045
 9/30/2002                 $  1,112,090                      $     831,351
10/31/2002                 $  1,187,705                      $     873,417
11/30/2002                 $  1,279,918                      $     959,973
12/31/2002                 $  1,196,926                      $     893,735
 1/31/2003                 $  1,172,951                      $     869,425
 2/28/2003                 $  1,152,664                      $     846,211
 3/31/2003                 $  1,165,574                      $     858,989
 4/30/2003                 $  1,246,721                      $     940,250
 5/31/2003                 $  1,390,574                      $   1,046,216
 6/30/2003                 $  1,405,328                      $   1,066,408
 7/31/2003                 $  1,519,672                      $   1,147,028
 8/31/2003                 $  1,606,352                      $   1,208,624
 9/30/2003                 $  1,571,311                      $   1,178,045
10/31/2003                 $  1,750,205                      $   1,279,828
11/30/2003                 $  1,781,557                      $   1,321,551
12/31/2003                 $  1,790,779                      $   1,327,498
 1/31/2004                 $  1,901,434                      $   1,397,191
 2/29/2004                 $  1,903,279                      $   1,395,096
 3/31/2004                 $  1,923,565                      $   1,401,653
 4/30/2004                 $  2,146,721                      $   1,331,290
 5/31/2004                 $  2,227,869                      $   1,357,782
 6/30/2004                 $  2,312,705                      $   1,402,997
 7/31/2004                 $  2,093,238                      $   1,277,007
 8/31/2004                 $  2,047,131                      $   1,249,552
 9/30/2004                 $  2,185,451                      $   1,318,652
10/31/2004                 $  2,194,700                      $   1,350,695

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

1 YEAR                              5 YEARS                      SINCE INCEPTION
------                              -------                      ---------------
39.08%                               5.64%                             9.34%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

1 YEAR                              5 YEARS                      SINCE INCEPTION
------                              -------                      ---------------
25.40%                               4.17%                             9.30%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by the Frank Russell Company. Investors cannot invest directly in an index.
(3) Performance for the benchmarks is not available for the period beginning December 29, 1995 (commencement of operations). For that reason, performance is shown for the period beginning January 1, 1996.

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Portfolio's expenses in two ways:

   - ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

ACTUAL PORTFOLIO RETURN
Beginning Account Value 4/30/04                                            $  1,000
Ending Account Value 10/31/04                                              $  1,022
Expenses Paid per $1,000*                                                  $   5.03

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 4/30/04                                            $  1,000
Ending Account Value 10/31/04                                              $  1,025
Expenses Paid per $1,000*                                                  $   5.04

ANNUALIZED EXPENSE RATIOS*                                                     0.99%

----------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

[CHART]

SECTOR BREAKDOWN*

Other Energy                            1.4%
Materials & Processing                  1.5%
Producer Durables                       1.6%
Financial Services                      1.9%
Technology                              9.3%
Health Care                            10.4%
Consumer Discretionary                 11.0%
Other Assets                           62.9%

----------
* The Portfolio's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

   For the 12 months ended October 31, 2004, Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio(1) (the "Portfolio") had a gain of 5.46%, versus an increase of 9.42% for the Standard & Poor's 500 Index.(2)

MARKET OVERVIEW: STRONG START GIVES WAY TO SEESAW FINISH

   The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market hit its low for the reporting period in August, but then moved upward again as inflation and interest-rate fears subsided.

   Style category, more so than market cap size, was the driving factor behind performance in the period. Growth stocks advanced, but lagged value stocks by a considerable margin, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Broadly, small-capitalization names outpaced large cap stocks, a trend often (but not always) seen in the early stages of economic recovery.

STRATEGIC REVIEW: TECHNOLOGY LOSSES SUBTRACT FROM HEALTH CARE, CONSUMER GAINS

   Stock selection in the technology area had the largest negative impact on the Portfolio's underperformance of its benchmark. Veritas Software lost about 40% of its value, hurt by a revenue shortfall. We eliminated the position near the end of the period. BEA Systems, also a software company, fell short of forecasts due to a sales force reorganization that blunted the impact of a new product release. We decided to exit the position based on the company's diminishing economic profit prospects. Another negative factor, in relative terms, was the Portfolio's underweighting in the energy area.

   On the positive side, the Portfolio's healthcare holdings aided performance, paced by UnitedHealth (1.8% of the Portfolio as of October 31, 2004). The stock was supported in part by the increasing popularity of its health savings account offerings. In addition, our avoidance of Merck proved beneficial, as the stock plunged late in the period on its Vioxx recall. The Portfolio's consumer staples stocks had solid performance in both absolute and relative terms. One standout was CVS (2.6% of the Portfolio as of October 31, 2004), buoyed by sales growth in both its pharmaceutical and "front of the store" businesses.

GOING FORWARD: TACTICAL ADJUSTMENTS BASED ON ECONOMIC PROFIT POTENTIAL

   Our stock-selection process centers on companies we believe display good or improving economic profit -- defined as return on invested capital minus the cost of that capital. In this context, noteworthy recent additions to the Portfolio included EMC (1.2% of the Portfolio as of October 31, 2004), a technology company where we see a catalyst with respect to its product positioning. EMC, which has long enjoyed dominance in high-margin storage hardware, has been shifting its product mix toward storage software, an even more profitable market. The company's position in these markets has been key to driving operating profit and steadily improving return on invested capital.

   Another new holding was Morgan Stanley (2.0% of the Portfolio as of October 31, 2004), which we added after its stock fell on a second-quarter earnings disappointment, one caused by proprietary trading losses. We think the company's industry-leading investment banking and high margin hedge funds businesses should drive improvements in economic profit.

   In addition to the technology sales cited above, noteworthy recent moves included our elimination of JC Penney in October, a stock that performed well in the Portfolio in the six months we owned it. The sale reflected our concerns regarding an executive management transition following a period of improved operations and strong stock performance. We also sold our position in Newell Rubbermaid, based on slower than expected progress on restructuring efforts aimed at improving its return on invested capital, and Fifth Third Bancorp, which faces heightened competition for deposit growth that could weaken its profitability.

   We remain committed to our stock selection disciplines, emphasizing companies we think can methodically sustain and/or improve their return on invested capital. We continue to believe that companies that deliver superior economic profit should deliver outperformance over time.

The Credit Suisse Large Cap Core Team

Hugh M. Neuburger
Margaret D. Miller
Sarah J. Dyer
William D. Butler

Credit Suisse Asset Management, LLC (CSAM)

   THE PORTFOLIO IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE
      CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO(1)
               AND THE S&P 500 INDEX(2) FROM INCEPTION (1/31/02).

              CREDIT SUISSE INSTITUTIONAL FUND, INC. --
                     SELECT EQUITY PORTFOLIO(1)             S&P 500 INDEX(2)
 1/31/2002                  $  1,000,000                       $   1,000,000
 2/28/2002                  $    971,000                       $     980,720
 3/31/2002                  $  1,004,000                       $   1,017,605
 4/30/2002                  $    948,000                       $     955,908
 5/31/2002                  $    962,000                       $     948,862
 6/30/2002                  $    885,000                       $     881,266
 7/31/2002                  $    809,000                       $     812,571
 8/31/2002                  $    809,000                       $     817,909
 9/30/2002                  $    720,000                       $     729,019
10/31/2002                  $    787,000                       $     793,187
11/30/2002                  $    839,000                       $     839,874
12/31/2002                  $    786,445                       $     790,532
 1/31/2003                  $    765,380                       $     769,820
 2/28/2003                  $    757,355                       $     758,272
 3/31/2003                  $    767,386                       $     765,628
 4/30/2003                  $    813,529                       $     828,715
 5/31/2003                  $    843,623                       $     872,389
 6/30/2003                  $    852,651                       $     883,555
 7/31/2003                  $    873,716                       $     899,106
 8/31/2003                  $    881,741                       $     916,638
 9/30/2003                  $    862,682                       $     906,922
10/31/2003                  $    909,829                       $     958,254
11/30/2003                  $    920,863                       $     966,687
12/31/2003                  $    959,498                       $   1,017,341
 1/31/2004                  $    957,480                       $   1,036,014
 2/29/2004                  $    964,543                       $   1,050,414
 3/31/2004                  $    950,418                       $   1,034,567
 4/30/2004                  $    939,319                       $   1,018,327
 5/31/2004                  $    949,409                       $   1,032,301
 6/30/2004                  $    969,587                       $   1,052,374
 7/31/2004                  $    936,293                       $   1,017,544
 8/31/2004                  $    932,257                       $   1,021,660
 9/30/2004                  $    944,364                       $   1,032,725
10/31/2004                  $    959,498                       $   1,048,502

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                             SINCE
                             1 YEAR        INCEPTION
                             ------        ---------
                              9.47%         (2.12)%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                             SINCE
                             1 YEAR        INCEPTION
                             ------        ---------
                              5.46%         (1.49)%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual Portfolios. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Portfolio's expenses in two ways:

   - ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual Portfolios using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual Portfolios. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

ACTUAL PORTFOLIO RETURN
Beginning Account Value 4/30/04                                      $ 1,000
Ending Account Value 10/31/04                                        $ 1,021
Expenses Paid per $1,000*                                            $  3.81

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 4/30/04                                      $ 1,000
Ending Account Value 10/31/04                                        $ 1,025
Expenses Paid per $1,000*                                            $  3.82

ANNUALIZED EXPENSE RATIOS*                                              0.75%

----------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

[CHART]

SECTOR BREAKDOWN*

Other Energy                            1.9%
Other Assets                            2.6%
Integrated Oils                         3.8%
Consumer Staples                        6.2%
Producer Durables                       6.2%
Other                                   6.8%
Health Care                             8.6%
Materials & Processing                 10.0%
Technology                             10.2%
Financial Services                     19.1%
Consumer Discretionary                 24.6%

----------
* The Portfolio's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

   For the 12 months ended October 31, 2004, Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio(1) (the "Portfolio") had a gain of 3.37%, versus an increase of 3.38% for the Russell 1000(R) Growth Index.(2)

MARKET OVERVIEW: STRONG START GIVES WAY TO SEESAW FINISH

   The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market hit its low for the reporting period in August, but then moved upward again as inflation and interest-rate fears subsided.

   Style category, more so than market cap size, was the driving factor behind performance in this period. While growth stocks had a positive showing for the 12 months, they lagged value stocks by a wide margin, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Broadly, mid- and small-capitalization stocks outpaced large cap stocks, a trend often (but not always) seen in the early stages of economic recovery.

STRATEGIC REVIEW: INTERNET EXPOSURE DELIVERS

   The Portfolio performed in line with its benchmark. Stocks that aided the Portfolio's return included its consumer discretionary holdings, in particular internet companies such as Yahoo (2.9% of the Portfolio as of October 31, 2004), which benefited from a rising share of corporate advertising revenues; and Ebay (2.8% of the Portfolio as of October 31, 2004), a pioneer in online retailing. Both are profitable internet companies with clearly defined business models -- which was not the case for many "dot com" companies when the internet bubble collapsed in 2000 -- profitably competing with more traditional companies.

   In the industrial area, Tyco (3.0% of the Portfolio as of October 31, 2004) was a standout, buoyed by new management's restructuring efforts. The Portfolio was also helped by its overweighting in energy through much of the period. On the negative side, the Portfolio's technology holdings detracted from its return, especially in the software area.

GOING FORWARD: FOCUS ON COMPANY SELECTION, PRUDENT USE OF CASH

   We continue to look for companies we believe are focused on the intelligent use of capital, whether through strategic investments, share repurchase programs or higher dividend payouts. The economic recovery has resulted in large accumulated cash holdings within many companies, and how they deploy this cash will likely to prove critical to stock performance.

   Another theme is upgrading the portfolio's secular growth profile. This reflects our general view that secular growth stocks should outperform companies with cyclical business, such as semiconductor names whose cycles we believe are past a peak. Recent noteworthy additions to the Portfolio in this context were Whole Foods Market (1.2% of the Portfolio as of October 31, 2004), an upscale grocer; Getty Images (1.1% of the Portfolio as of October 31, 2004), a provider of ecommerce visual content to businesses worldwide; and McAfee (1.2% of the Portfolio as of October 31, 2004), which offers computer security solutions with an emphasis on businesses' needs, but which is also entering the consumer market.

Jeffrey T. Rose
Marian U. Pardo

Credit Suisse Asset Management, LLC (CSAM)

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE
   CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO(1)
        AND THE RUSSELL 1000(R) GROWTH INDEX(2) FROM INCEPTION (1/31/02).

                        CREDIT SUISSE INSTITUTIONAL
                           FUND, INC. -- CAPITAL
                          APPRECIATION PORTFOLIO(1)    RUSSELL 1000(R) GROWTH INDEX(2)
1/31/2002                       $ 1,000,000                      $ 1,000,000
2/28/2002                       $   950,000                      $   958,500
3/31/2002                       $   973,000                      $   991,664
4/30/2002                       $   897,000                      $   910,744
5/31/2002                       $   878,000                      $   888,704
6/30/2002                       $   790,000                      $   806,499
7/31/2002                       $   740,000                      $   762,142
8/31/2002                       $   743,000                      $   764,428
9/30/2002                       $   684,000                      $   685,157
10/31/2002                      $   737,000                      $   747,986
11/30/2002                      $   765,000                      $   788,601
12/31/2002                      $   716,000                      $   734,109
1/31/2003                       $   707,000                      $   716,270
2/28/2003                       $   702,000                      $   712,975
3/31/2003                       $   704,000                      $   726,237
4/30/2003                       $   747,000                      $   779,906
5/31/2003                       $   783,000                      $   818,823
6/30/2003                       $   804,000                      $   830,123
7/31/2003                       $   832,000                      $   850,793
8/31/2003                       $   840,000                      $   871,977
9/30/2003                       $   818,000                      $   862,647
10/31/2003                      $   865,000                      $   911,128
11/30/2003                      $   874,000                      $   920,695
12/31/2003                      $   897,128                      $   952,551
1/31/2004                       $   913,130                      $   971,983
2/29/2004                       $   920,131                      $   978,204
3/31/2004                       $   905,129                      $   960,009
4/30/2004                       $   895,128                      $   948,873
5/31/2004                       $   917,131                      $   966,522
6/30/2004                       $   934,133                      $   978,604
7/31/2004                       $   883,126                      $   923,312
8/31/2004                       $   860,123                      $   918,788
9/30/2004                       $   887,127                      $   927,517
10/31/2004                      $   894,128                      $   941,986

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                             SINCE
                             1 YEAR        INCEPTION
                             ------        ---------
                              8.45%         (4.39)%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                             SINCE
                             1 YEAR        INCEPTION
                             ------        ---------
                              3.37%         (3.99)%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Portfolio's expenses in two ways:

   - ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

ACTUAL PORTFOLIO RETURN
Beginning Account Value 4/30/04                                        $ 1,000
Ending Account Value 10/31/04                                          $   998
Expenses Paid per $1,000*                                              $  3.77

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 4/30/04                                        $ 1,000
Ending Account Value 10/31/04                                          $ 1,025
Expenses Paid per $1,000*                                              $  3.82

ANNUALIZED EXPENSE RATIOS*                                                0.75%

----------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

[CHART]

SECTOR BREAKDOWN*

Autos & Transportation                        1.2%
Consumer Staples                              2.2%
Other Assets                                  2.4%
Other Energy                                  3.2%
Materials & Processing                        5.8%
Other                                         6.0%
Financial Services                            7.6%
Producer Durables                             7.8%
Technology                                   16.9%
Health Care                                  21.5%
Consumer Discretionary                       25.4%

----------
* The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

   For the 12 months ended October 31, 2004, Credit Suisse Institutional Fund, Inc. -- Harbinger Portfolio(1) (the "Portfolio") had a decline of 0.95%, versus an increase of 6.14% for the Russell 2500(TM) Growth Index.(2),(3)

MARKET OVERVIEW: STRONG START GIVES WAY TO SEESAW FINISH

   The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market hit its low for the reporting period in August, but then moved upward again as inflation and interest-rate fears subsided.

   Style category, as opposed to market cap size, was the driving factor behind performance in the period. While growth stocks had a positive showing for the 12 months, they lagged value stocks by a wide margin, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Broadly, mid- and small-capitalization stocks generally outpaced large cap stocks, a trend often (but not always) seen in the early stages of economic recovery.

STRATEGIC REVIEW: STILL OPTIMISTIC ON RADIO, DESPITE SETBACK

   The Portfolio's underperformance was due in part to weakness in its consumer discretionary holdings. One disappointment was Netflix, a position we eliminated late in the period. The company switched its strategy from one of profitable growth to one of absolute growth at the expense of profits (most notably by cutting its monthly service fee), in anticipation that Amazon will introduce a competing DVD rental service.

   In addition, we maintained an overweighting in the radio broadcasting subsector, which struggled in the period due to lackluster advertising spending and concerns over losing market share to satellite and other forms of digital media. While we have recently been paring our overall exposure to radio broadcasting, we continue to view certain stocks in the group as attractive on a cashflow basis.

   Elsewhere of note, the Portfolio's healthcare and energy stocks aided its performance, particularly its managed care and energy service holdings. Our technology exposure demonstrated wide variability in the period, with selected semiconductor companies such as Tessera Technologies (1.5% of the Portfolio as of October 31, 2004) adding to performance, while our software exposure underperformed.

GOING FORWARD: BOTTOM-UP APPROACH TO VENTURE-BACKED COMPANIES

   On a sector note, we intend to continue to narrow our large overweighting in the consumer discretionary area. After almost five years of uninterrupted growth in spending, consumer buying patterns have begun to slow; we find apparel retail less attractive than other areas of consumer discretionary.

   Our general strategy remains unchanged. We maintain a bottom-up stock selection process that emphasizes companies we believe possess compelling business models and healthy financial profiles, characteristics often associated with venture-backed companies. Recent performance notwithstanding, we think that our pursuit of smaller, faster growth companies with industry leadership potential stands to benefit investors over time.

The Credit Suisse Small/Mid-Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

   BECAUSE OF THE NATURE OF THE PORTFOLIO'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO(1) AND THE
         RUSSELL 2500(TM) GROWTH INDEX(2),(3) FROM INCEPTION (1/15/03).

                           CREDIT SUISSE INSTITUTIONAL
                      FUND, INC. -- HARBINGER PORTFOLIO(1)   RUSSELL 2500(TM) GROWTH INDEX(2),(3)
 1/15/2003                        $  1,000,000
 1/31/2003                        $    929,000                            $   1,000,000
 2/28/2003                        $    899,000                            $     976,700
 3/31/2003                        $    878,000                            $     989,592
 4/30/2003                        $    970,000                            $   1,075,885
 5/31/2003                        $  1,074,000                            $   1,189,929
 6/30/2003                        $  1,143,000                            $   1,214,441
 7/31/2003                        $  1,194,000                            $   1,295,323
 8/31/2003                        $  1,268,000                            $   1,364,752
 9/30/2003                        $  1,240,000                            $   1,335,410
10/31/2003                        $  1,368,000                            $   1,445,181
11/30/2003                        $  1,396,000                            $   1,494,028
12/31/2003                        $  1,421,000                            $   1,495,671
 1/31/2004                        $  1,552,000                            $   1,558,041
 2/29/2004                        $  1,520,000                            $   1,572,531
 3/31/2004                        $  1,470,000                            $   1,578,035
 4/30/2004                        $  1,421,000                            $   1,511,126
 5/31/2004                        $  1,446,000                            $   1,542,557
 6/30/2004                        $  1,498,000                            $   1,580,196
 7/31/2004                        $  1,341,000                            $   1,456,466
 8/31/2004                        $  1,292,000                            $   1,427,191
 9/30/2004                        $  1,341,000                            $   1,491,558
10/31/2004                        $  1,355,000                            $   1,533,918

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                             SINCE
                             1 YEAR        INCEPTION
                             ------        ---------
                              8.15%         18.71%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                             SINCE
                             1 YEAR        INCEPTION
                             ------        ---------
                             (0.95)%        18.44%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Performance for the benchmarks is not available for the period beginning January 15, 2003 (commencement of operations). For that reason, performance is shown for the period beginning February 1, 2003.

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Portfolio's expenses in two ways:

   - ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

ACTUAL PORTFOLIO RETURN
Beginning Account Value 4/30/04                                        $ 1,000
Ending Account Value 10/31/04                                          $   954
Expenses Paid per $1,000*                                              $  6.88

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 4/30/04                                        $ 1,000
Ending Account Value 10/31/04                                          $ 1,025
Expenses Paid per $1,000*                                              $  7.13

ANNUALIZED EXPENSE RATIOS*                                                1.40%

----------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

[CHART]

SECTOR BREAKDOWN*

Materials & Processing                         2.7%
Producer Durables                              2.9%
Other Energy                                  10.0%
Financial Services                            11.6%
Health Care                                   13.5%
Technology                                    16.7%
Consumer Discretionary                        19.3%
Other Assets                                  23.3%

----------
* The Portfolio's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/03 -- 10/31/04

SHARE CLASS/BENCHMARK                                          PERFORMANCE
Common shares(1)                                                   5.23%
Lehman Brothers US Aggregate Bond Index(2)                         5.53%

MARKET OVERVIEW: POSITIVE BUT CHOPPY YEAR FOR BONDS

   Bond prices rallied early in the fiscal year. Global economic growth was slow, employment numbers were below expectations and market sentiment was generally shaken. The US dollar weakened and oil prices exhibited upward pressure. As usual, the sour economic news came as music to the ears of bond investors. Prices of US Treasury securities, which tend to set the tone for bonds generally, additionally benefited from significant purchases by Asian central banks seeking to support the US dollar and investors seeking a risk averse haven in response to geopolitical uncertainty.

   All of this changed rapidly, however, with the release of a better-than-expected March US payroll report on April 2. It served as a catalyst reversing the bond market's upward course. By the end of June, yields had risen sharply across the maturity spectrum in response to falling bond prices. The US dollar, buoyed by the strong employment report, rose 8% against the euro and yen.

   As the year wore on, the bond market turned yet again. By the end of October, rallying bond prices had pushed yields to yearly lows. The economic outlook began to seem a little less rosy. Employment numbers disappointed and industrial data suggested that output was slowing. The inflation picture also changed. CPI numbers were quite tame despite surging commodity prices. Expectations dissipated for an aggressive round of Fed interest rate increases. Oil prices surged to record levels and fear was that high oil prices could act as a tax on the consumer by soaking up discretionary income.

STRATEGIC REVIEW: OUTPERFORMANCE FROM A WIDE RANGE OF FACTORS

   The Fund outperformed the broad fixed income market (as represented by the Fund's benchmark) due to the collective impact of several elements of our strategy:

   - We maintained exposure to global bonds, a non-benchmark sector, that greatly outperformed investment-grade securities.

   - We enjoyed good security selection in spread sectors. This was especially true in mortgage-backed securities.

   - We enjoyed good relative performance in investment-grade corporates boosted by strong performance in our BBB credits. Wide diversification in terms of the number of individual issuers whose bonds we owned moderated the risk in these lower quality credits.

   - Currency was a positive contributor. The Fund benefited from being underweight the US dollar and British pound and overweight the Australian dollar.

   The most negative contribution to the Fund's overall return came from our duration positioning. We chose to keep the portfolio's average duration (a measure of sensitivity to interest rates) somewhat lower than its benchmark, out of concern that rising economic activity might push bond yields higher. This cost some relative performance as yields moderated for the period, contrary to our expectation.

OUTLOOK:

   - Although economic recovery has not proceeded smoothly, we feel it has taken hold.

   - Expecting high-energy prices to persist, we are overweighting sectors that, in our view, stand to benefit: energy suppliers, including utilities, and oil exporters' sovereign debt.

   - We are prepared to establish a position in TIPS as inflation expectations warrant.

Credit Suisse Fixed Income Management Team

Jo Ann Corkran
Michael Buchanan
Kevin D. Barry
Suzanne E. Moran
Craig Ruch
David N. Fisher

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

   COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME PORTFOLIO(1) AND THE
     LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(2) FROM INCEPTION (5/01/02).

                 CREDIT SUISSE INSTITUTIONAL FUND, INC. --       LEHMAN BROTHERS U.S. AGGREGATE
                 INVESTMENT GRADE FIXED INCOME PORTFOLIO(1)               BOND INDEX(2)
  5/1/2002                      $  1,000,000                               $   1,000,000
 5/31/2002                      $  1,002,143                               $   1,008,500
 6/30/2002                      $  1,006,227                               $   1,017,274
 7/31/2002                      $  1,012,171                               $   1,029,583
 8/31/2002                      $  1,028,983                               $   1,046,983
 9/30/2002                      $  1,043,762                               $   1,063,944
10/31/2002                      $  1,041,524                               $   1,059,050
11/30/2002                      $  1,047,327                               $   1,058,732
12/31/2002                      $  1,069,991                               $   1,080,648
 1/31/2003                      $  1,054,942                               $   1,081,621
 2/28/2003                      $  1,058,873                               $   1,096,547
 3/31/2003                      $  1,073,530                               $   1,095,670
 4/30/2003                      $  1,082,373                               $   1,104,764
 5/31/2003                      $  1,103,010                               $   1,125,312
 6/30/2003                      $  1,099,622                               $   1,123,077
 7/31/2003                      $  1,060,379                               $   1,085,320
 8/31/2003                      $  1,068,659                               $   1,092,483
 9/30/2003                      $  1,096,995                               $   1,121,400
10/31/2003                      $  1,087,012                               $   1,110,949
11/30/2003                      $  1,092,105                               $   1,113,606
12/31/2003                      $  1,102,489                               $   1,124,938
 1/31/2004                      $  1,110,905                               $   1,133,990
 2/29/2004                      $  1,121,538                               $   1,146,260
 3/31/2004                      $  1,130,931                               $   1,154,852
 4/30/2004                      $  1,099,715                               $   1,124,801
 5/31/2004                      $  1,094,411                               $   1,120,298
 6/30/2004                      $  1,099,762                               $   1,126,628
 7/31/2004                      $  1,109,898                               $   1,137,796
 8/31/2004                      $  1,130,448                               $   1,159,502
 9/30/2004                      $  1,133,773                               $   1,162,645
10/31/2004                      $  1,143,864                               $   1,172,394

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                             SINCE
                             1 YEAR        INCEPTION
                             ------        ---------
                              3.35%          5.33%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                             SINCE
                             1 YEAR        INCEPTION
                             ------        ---------
                              5.23%          5.52%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Lehman Brothers US Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes US Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Portfolio's expenses in two ways:

   - ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

ACTUAL PORTFOLIO RETURN
Beginning Account Value 4/30/04                                     $ 1,000
Ending Account Value 10/31/04                                       $ 1,040
Expenses Paid per $1,000*                                           $  2.05

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 4/30/04                                     $ 1,000
Ending Account Value 10/31/04                                       $ 1,025
Expenses Paid per $1,000*                                           $  2.04

ANNUALIZED EXPENSE RATIOS*                                             0.40%

----------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

[CHART]

SECTOR BREAKDOWN*

U.S. Treasury Bills                           0.1%
Preferred Stock                               0.2%
U.S. Treasury Obligations                     3.0%
Foreign Bonds                                 6.5%
Asset-Backed Securities                      12.4%
Short Term Investments                       13.9%
Corporate Bonds                              21.3%
Mortgage-Backed Securities                   42.6%

----------
* The Portfolio's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2004

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                     ----------   -------------
COMMON STOCKS (96.4%)
AEROSPACE & DEFENSE (5.9%)
    Boeing Co.                                            7,500   $     374,250
    Lockheed Martin Corp.                                12,400         683,116
    United Technologies Corp.                             6,700         621,894
                                                                  -------------
                                                                      1,679,260
                                                                  -------------
AUTO COMPONENTS (1.5%)
    Johnson Controls, Inc.                                7,400         424,390
                                                                  -------------
BANKS (14.1%)
    Bank of America Corp.                                29,500       1,321,305
    Mellon Financial Corp.                               17,800         514,420
    North Fork Bancorporation, Inc.                       9,700         427,770
    Wachovia Corp.                                       15,300         752,913
    Washington Mutual, Inc.                               5,500         212,905
    Wells Fargo & Co.                                    13,000         776,360
                                                                  -------------
                                                                      4,005,673
                                                                  -------------
BUILDING PRODUCTS (0.9%)
    American Standard Companies, Inc.*                    7,000         255,990
                                                                  -------------
CHEMICALS (3.4%)
    Du Pont (E. I.) de Nemours & Co.                     14,300         613,041
    PPG Industries, Inc.                                  5,400         344,250
                                                                  -------------
                                                                        957,291
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES (0.9%)
    Cendant Corp.                                        11,800         242,962
                                                                  -------------
COMPUTERS & PERIPHERALS (3.1%)
    Hewlett-Packard Co.                                  30,744         573,683
    International Business Machines Co                    3,300         296,175
                                                                  -------------
                                                                        869,858
                                                                  -------------
CONTAINERS & PACKAGING (0.7%)
    Smurfit-Stone Container Corp.*                       11,700         203,112
                                                                  -------------
DIVERSIFIED FINANCIALS (7.0%)
    Capital One Financial Corp.                           3,400         250,784
    Citigroup, Inc.                                      18,900         838,593
    Lehman Brothers Holdings, Inc.                        5,700         468,255
    Morgan Stanley                                        8,500         434,265
                                                                  -------------
                                                                      1,991,897
                                                                  -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
    ALLTEL Corp.                                          6,500         357,045
    Verizon Communications, Inc.                         10,700         418,370
                                                                  -------------
                                                                        775,415
                                                                  -------------
ELECTRIC UTILITIES (0.9%)
    Progress Energy, Inc.                                 6,400         264,320
                                                                  -------------
ELECTRICAL EQUIPMENT (1.1%)
    Emerson Electric Co.                                  4,700         301,035
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                       SHARES        VALUE
                                                     ----------   -------------
COMMON STOCKS
ENERGY EQUIPMENT & SERVICES (2.4%)
    BJ Services Co.                                       6,700   $     341,700
    Weatherford International, Ltd.*                      6,400         334,464
                                                                  -------------
                                                                        676,164
                                                                  -------------
FOOD PRODUCTS (1.7%)
    General Mills, Inc.                                  11,100         491,175
                                                                  -------------
HEALTHCARE EQUIPMENT & SUPPLIES (0.9%)
    Boston Scientific Corp.*                              7,400         261,220
                                                                  -------------
HEALTHCARE PROVIDERS & SERVICES (1.3%)
    Aetna, Inc.                                           3,900         370,500
                                                                  -------------
HOTELS, RESTAURANTS & LEISURE (1.1%)
    McDonald's Corp.                                     10,700         311,905
                                                                  -------------
INDUSTRIAL CONGLOMERATES (6.7%)
    General Electric Co.                                 16,700         569,804
    Textron, Inc.                                         7,300         497,495
    Tyco International, Ltd.                             26,700         831,705
                                                                  -------------
                                                                      1,899,004
                                                                  -------------
INSURANCE (7.8%)
    Allstate Corp.                                        8,800         423,192
    Hartford Financial Services Group, Inc.              11,900         695,912
    Prudential Financial, Inc.                           12,900         599,463
    St. Paul Companies, Inc.                             14,700         499,212
                                                                  -------------
                                                                      2,217,779
                                                                  -------------
MACHINERY (3.8%)
    Eaton Corp.                                          10,400         665,080
    ITT Industries, Inc.                                  4,900         397,586
                                                                  -------------
                                                                      1,062,666
                                                                  -------------
MEDIA (3.4%)
    Gannett Company, Inc.                                 3,800         315,210
    Tribune Co.                                           5,700         246,240
    Viacom, Inc. Class B                                 11,400         415,986
                                                                  -------------
                                                                        977,436
                                                                  -------------
METALS & MINING (1.0%)
    Alcoa, Inc.                                           8,900         289,250
                                                                  -------------
MULTILINE RETAIL (1.6%)
    May Department Stores Co.                            17,500         456,050
                                                                  -------------
OIL & GAS (10.1%)
    Apache Corp.                                          7,800         395,460
    Burlington Resources, Inc.                            7,900         327,850
    ConocoPhillips                                       11,600         977,996
    Exxon Mobil Corp.                                    14,800         728,456
    Murphy Oil Corp.                                      3,500         280,070
    Pioneer Natural Resources Co.                         4,400         142,560
                                                                  -------------
                                                                      2,852,392
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                     ----------   -------------
COMMON STOCKS
PAPER & FOREST PRODUCTS (2.3%)
    MeadWestvaco Corp.                                   21,100   $     665,283
                                                                  -------------
PHARMACEUTICALS (4.2%)
    Johnson & Johnson                                    11,100         648,018
    Pfizer, Inc.                                          8,680         251,286
    Schering-Plough Corp.                                15,500         280,705
                                                                  -------------
                                                                      1,180,009
                                                                  -------------
ROAD & RAIL (2.1%)
    Burlington Northern Santa Fe Corp.                   14,000         585,340
                                                                  -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
    Intel Corp.                                          12,700         282,702
                                                                  -------------
SPECIALTY RETAIL (1.0%)
    TJX Companies, Inc.                                  11,700         280,566
                                                                  -------------
TOBACCO (1.8%)
    Altria Group, Inc.                                   10,500         508,830
                                                                  -------------

TOTAL COMMON STOCKS (Cost $24,025,589)                               27,339,474
                                                                  -------------

                                                         PAR
                                                        (000)
                                                     ----------
SHORT-TERM INVESTMENT (2.9%)
    State Street Bank and Trust Co. Euro Time
      Deposit, 1.000%, 11/01/04
    (Cost $822,000)                                  $      822         822,000
                                                                  -------------

TOTAL INVESTMENTS AT VALUE (99.3%)
    (Cost $24,847,589)                                               28,161,474

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                            203,925
                                                                  -------------

NET ASSETS (100.0%)                                               $  28,365,399
                                                                  =============

* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2004

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                     ----------   -------------
COMMON STOCKS (38.8%)
BIOTECHNOLOGY (2.1%)
    Nabi Biopharmaceuticals*@                               100   $       1,385
    Rigel Pharmaceuticals, Inc.*                            100           2,400
                                                                  -------------
                                                                          3,785
                                                                  -------------
COMMUNICATIONS EQUIPMENT (2.2%)
    Harmonic, Inc.*@                                        300           2,496
    InterDigital Communications Corp.*@                     100           1,590
                                                                  -------------
                                                                          4,086
                                                                  -------------
CONTAINERS & PACKAGING (0.6%)
    Crown Holdings, Inc.*                                   100           1,135
                                                                  -------------
DIVERSIFIED FINANCIALS (2.1%)
    Affiliated Managers Group, Inc.*@                        50           2,792
    eSPEED, Inc. Class A*@                                  100             985
                                                                  -------------
                                                                          3,777
                                                                  -------------
ENERGY EQUIPMENT & SERVICES (1.5%)
    Grey Wolf, Inc.*@                                       300           1,554
    Newpark Resources, Inc.*@                               200           1,086
                                                                  -------------
                                                                          2,640
                                                                  -------------
HEALTHCARE EQUIPMENT & SUPPLIES (0.8%)
    I-Flow Corp.*@                                          100           1,384
                                                                  -------------
HEALTHCARE PROVIDERS & SERVICES (3.3%)
    Amedisys, Inc.*@                                        200           6,046
                                                                  -------------
INTERNET SOFTWARE & SERVICES (5.2%)
    24/7 Real Media, Inc.*@                               1,300           4,550
    Chordiant Software, Inc.*                               200             492
    Digitas, Inc.*                                          100             900
    MatrixOne, Inc.*@                                       212           1,208
    Openwave Systems, Inc.*@                                133           1,566
    webMethods, Inc.*@                                      100             693
                                                                  -------------
                                                                          9,409
                                                                  -------------
IT CONSULTING & SERVICES (0.8%)
    Titan Corp.*                                            100           1,484
                                                                  -------------
LEISURE EQUIPMENT & PRODUCTS (3.1%)
    RC2 Corp.*                                              200           5,572
                                                                  -------------
MEDIA (1.4%)
    aQuantive, Inc.*@                                       100             895
    Cumulus Media, Inc. Class A*@                           100           1,625
                                                                  -------------
                                                                          2,520
                                                                  -------------
METALS & MINING (1.0%)
    GrafTech International, Ltd.*@                          200           1,852
                                                                  -------------
PHARMACEUTICALS (4.9%)
    Impax Laboratories, Inc.*@                              500           7,380
    Inspire Phamaceuticals, Inc.*@                          100           1,566
                                                                  -------------
                                                                          8,946
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                     ----------   -------------
COMMON STOCKS
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.8%)
    Asyst Technologies, Inc.*@                              100   $         536
    Entegris, Inc.*@                                        100             925
                                                                  -------------
                                                                          1,461
                                                                  -------------
SOFTWARE (6.8%)
    Activision, Inc.*                                       100           1,448
    Agile Software Corp.*@                                  100             854
    Informatica Corp.*@                                     100             781
    Quest Software, Inc.*@                                  100           1,467
    Radiant Systems, Inc.*@                                  50             256
    SkillSoft PLC ADR*@                                     700           4,795
    THQ, Inc.*@                                             100           1,890
    TIBCO Software, Inc.*                                   100             972
                                                                  -------------
                                                                         12,463
                                                                  -------------
TEXTILES & APPAREL (2.2%)
    Warnaco Group, Inc.*                                    200           4,080
                                                                  -------------

TOTAL COMMON STOCKS (Cost $63,200)                                       70,640
                                                                  -------------
PREFERRED STOCKS (0.7%)
INTERNET SOFTWARE & SERVICES (0.7%)
    Planetweb, Inc.*++
    (Cost $898,389)                                     165,400           1,285
                                                                  -------------
WARRANT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    APW, Ltd. expires 7/31/09*^
    (Cost $0)                                                45               0
                                                                  -------------
SHORT-TERM INVESTMENTS (92.3%)
    State Street Navigator Prime Fund@@                  46,158          46,158

                                                         PAR
                                                        (000)
                                                     ----------
    State Street Bank and Trust Co. Euro Time
      Deposit, 1.000%, 11/01/04                      $      122         122,000
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $168,158)                            168,158
                                                                  -------------

TOTAL INVESTMENTS AT VALUE (131.8%)
    (Cost $1,129,747)                                                   240,083

LIABILITIES IN EXCESS OF OTHER ASSETS (-31.8%)                          (57,962)
                                                                  -------------

NET ASSETS (100.0%)                                               $     182,121
                                                                  =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

 *   Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
 ^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.
 @   Security or portion thereof is out on loan.
@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                     ----------   -------------
COMMON STOCKS (97.7%)
AEROSPACE & DEFENSE (4.4%)
    Lockheed Martin Corp.                                 9,200   $     506,828
    United Technologies Corp.                             2,700         250,614
                                                                  -------------
                                                                        757,442
                                                                  -------------
BANKS (9.4%)
    Bank of America Corp.                                 4,300         192,597
    Bank of New York Company, Inc.                       16,000         519,360
    North Fork Bancorporation, Inc.                       3,900         171,990
    Northern Trust Corp.                                  3,500         148,890
    U.S. Bancorp                                          7,600         217,436
    Wachovia Corp.                                        7,400         364,154
                                                                  -------------
                                                                      1,614,427
                                                                  -------------
BEVERAGES (1.5%)
    Anheuser-Busch Companies, Inc.                        5,100         254,745
                                                                  -------------
BIOTECHNOLOGY (1.0%)
    Biogen Idec, Inc.*                                    3,000         174,480
                                                                  -------------
BUILDING PRODUCTS (1.5%)
    American Standard Companies, Inc.*                    6,800         248,676
                                                                  -------------
CHEMICALS (5.4%)
    Du Pont (E. I.) de Nemours & Co.                      8,800         377,256
    PPG Industries, Inc.                                  8,700         554,625
                                                                  -------------
                                                                        931,881
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES (6.1%)
    Avery Dennison Corp.                                  2,700         164,268
    Cendant Corp.                                        22,900         471,511
    Cintas Corp.                                          3,900         168,246
    Monster Worldwide, Inc.*                              8,300         232,815
                                                                  -------------
                                                                      1,036,840
                                                                  -------------
COMMUNICATIONS EQUIPMENT (1.6%)
    Cisco Systems, Inc.*                                 14,200         272,782
                                                                  -------------
COMPUTERS & PERIPHERALS (2.5%)
    EMC Corp.*                                           16,200         208,494
    Network Appliance, Inc.*                              8,900         217,783
                                                                  -------------
                                                                        426,277
                                                                  -------------
DIVERSIFIED FINANCIALS (4.3%)
    Citigroup, Inc.                                       8,849         392,630
    Morgan Stanley                                        6,800         347,412
                                                                  -------------
                                                                        740,042
                                                                  -------------
FOOD & DRUG RETAILING (3.6%)
    Albertson's, Inc.@                                    6,800         155,108
    CVS Corp.                                            10,500         456,330
                                                                  -------------
                                                                        611,438
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCKS
FOOD PRODUCTS (1.1%)
    Kellogg Co.                                            4,400   $     189,200
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.5%)
    Medtronic, Inc.                                        8,500         434,435
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (2.4%)
    Laboratory Corporation of America Holdings*            2,200         100,760
    UnitedHealth Group, Inc.                               4,300         311,320
                                                                   -------------
                                                                         412,080
                                                                   -------------
HOTELS, RESTAURANTS & LEISURE (1.1%)
    McDonald's Corp.                                       6,600         192,390
                                                                   -------------
HOUSEHOLD DURABLES (1.5%)
    Black & Decker Corp.                                   3,200         256,896
                                                                   -------------
HOUSEHOLD PRODUCTS (1.2%)
    Kimberly-Clark Corp.                                   3,400         202,878
                                                                   -------------
INDUSTRIAL CONGLOMERATES (6.8%)
    General Electric Co.                                  16,000         545,920
    Honeywell International, Inc.                          6,900         232,392
    Tyco International, Ltd.                              12,200         380,030
                                                                   -------------
                                                                       1,158,342
                                                                   -------------
INSURANCE (5.4%)
    Allstate Corp.                                         7,500         360,675
    Prudential Financial, Inc.                            12,100         562,287
                                                                   -------------
                                                                         922,962
                                                                   -------------
MACHINERY (1.8%)
    Caterpillar, Inc.                                      3,800         306,052
                                                                   -------------
MEDIA (7.6%)
    DIRECTV Group, Inc.*                                   8,255         138,436
    Gannett Company, Inc.                                  4,700         389,865
    Tribune Co.@                                          10,400         449,280
    Viacom, Inc. Class B                                   8,600         313,814
                                                                   -------------
                                                                       1,291,395
                                                                   -------------
MULTILINE RETAIL (2.7%)
    May Department Stores Co.                              7,000         182,420
    Nordstrom, Inc.                                        6,300         272,034
                                                                   -------------
                                                                         454,454
                                                                   -------------
OIL & GAS (5.8%)
    Burlington Resources, Inc.                             4,100         170,150
    Exxon Mobil Corp.                                     13,300         654,626
    Pioneer Natural Resources Co.                          5,000         162,000
                                                                   -------------
                                                                         986,776
                                                                   -------------
PAPER & FOREST PRODUCTS (2.1%)
    MeadWestvaco Corp.                                    11,500         362,595
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCKS
PHARMACEUTICALS (2.6%)
    Abbott Laboratories                                    6,300   $     268,569
    Eli Lilly & Co.                                        3,300         181,203
                                                                   -------------
                                                                         449,772
                                                                   -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.1%)
    Intel Corp.                                            8,200         182,532
                                                                   -------------
SOFTWARE (6.0%)
    Adobe Systems, Inc.                                    4,700         263,341
    Electronic Arts, Inc.*                                 3,300         148,236
    Microsoft Corp.                                       21,724         608,055
                                                                   -------------
                                                                       1,019,632
                                                                   -------------
SPECIALTY RETAIL (4.7%)
    Best Buy Company, Inc.                                 4,800         284,256
    Ross Stores, Inc.                                     10,100         265,327
    TJX Companies, Inc.                                   10,300         246,994
                                                                   -------------
                                                                         796,577
                                                                   -------------

TOTAL COMMON STOCKS (Cost $15,038,012)                                16,687,998
                                                                   -------------
SHORT-TERM INVESTMENTS (6.0%)
    State Street Navigator Prime Fund@@                  571,325         571,325

                                                          PAR
                                                         (000)
                                                      ----------
    State Street Bank and Trust Co. Euro Time
      Deposit, 1.000%, 11/01/04                       $      452         452,000
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,023,325)                         1,023,325
                                                                   -------------

TOTAL INVESTMENTS AT VALUE (103.7%)
    (Cost $16,061,337)                                                17,711,323

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.7%)                           (626,699)
                                                                   -------------

NET ASSETS (100.0%)                                                $  17,084,624
                                                                   =============

 *   Non-income producing security.
 @   Security or portion thereof is out on loan.
@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2004

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCKS (97.7%)
AEROSPACE & DEFENSE (1.9%)
    United Technologies Corp.                              1,000   $      92,820
                                                                   -------------
AUTO COMPONENTS (1.2%)
    Autoliv, Inc.                                          1,300          55,575
                                                                   -------------
BIOTECHNOLOGY (6.6%)
    Biogen Idec, Inc.*                                     1,000          58,160
    Genentech, Inc.*                                       1,900          86,507
    Genzyme Corp.*                                         1,400          73,458
    Gilead Sciences, Inc.*                                 2,900         100,427
                                                                   -------------
                                                                         318,552
                                                                   -------------
CHEMICALS (3.5%)
    Dow Chemical Co.                                       1,100          49,434
    Du Pont (E. I.) de Nemours & Co.                       2,200          94,314
    Monsanto Co.                                             600          25,650
                                                                   -------------
                                                                         169,398
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES (3.1%)
    Automatic Data Processing, Inc.                        3,400         147,526
                                                                   -------------
COMMUNICATIONS EQUIPMENT (8.4%)
    Avaya, Inc.*                                           3,200          46,080
    Cisco Systems, Inc.*                                   5,900         113,339
    Comverse Technology, Inc.*                             2,700          55,728
    Corning, Inc.*                                         7,900          90,455
    Motorola, Inc.                                         5,700          98,382
                                                                   -------------
                                                                         403,984
                                                                   -------------
COMPUTERS & PERIPHERALS (3.6%)
    Dell, Inc.*                                            1,500          52,590
    EMC Corp.*                                             5,300          68,211
    Lexmark International, Inc. Class A*                     600          49,866
                                                                   -------------
                                                                         170,667
                                                                   -------------
DIVERSIFIED FINANCIALS (4.6%)
    Capital One Financial Corp.                            1,800         132,768
    Countrywide Financial Corp.                            2,700          86,211
                                                                   -------------
                                                                         218,979
                                                                   -------------
ENERGY EQUIPMENT & SERVICES (1.5%)
    BJ Services Co.                                        1,400          71,400
                                                                   -------------
FOOD & DRUG RETAILING (1.2%)
    Whole Foods Market, Inc.                                 700          57,001
                                                                   -------------
FOOD PRODUCTS (1.0%)
    Sara Lee Corp.                                         2,100          48,888
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (7.1%)
    Boston Scientific Corp.*                               2,900         102,370
    Dade Behring Holdings, Inc.*                             900          50,661
    Guidant Corp.                                          1,200          79,944
    St. Jude Medical, Inc.*                                1,400         107,198
                                                                   -------------
                                                                         340,173
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                      ----------   -------------

COMMON STOCKS
HEALTHCARE PROVIDERS & SERVICES (1.3%)
    Anthem, Inc.*                                            800   $      64,320
                                                                   -------------
HOTELS, RESTAURANTS & LEISURE (2.4%)
    Starbucks Corp.*                                       2,200         116,336
                                                                   -------------
INDUSTRIAL CONGLOMERATES (6.0%)
    General Electric Co.                                   4,200         143,304
    Tyco International, Ltd.                               4,600         143,290
                                                                   -------------
                                                                         286,594
                                                                   -------------
INTERNET & CATALOG RETAIL (2.8%)
    eBay, Inc.*                                            1,400         136,654
                                                                   -------------
INTERNET SOFTWARE & SERVICES (5.7%)
    McAfee, Inc.*                                          2,400          58,080
    VeriSign, Inc.*                                        2,700          72,441
    Yahoo!, Inc.*                                          3,900         141,141
                                                                   -------------
                                                                         271,662
                                                                   -------------
MACHINERY (3.8%)
    Caterpillar, Inc.                                        400          32,216
    Danaher Corp.                                          2,300         126,799
    Deere & Co.                                              400          23,912
                                                                   -------------
                                                                         182,927
                                                                   -------------
MEDIA (7.9%)
    DreamWorks Animation SKG, Inc. Class A*                  300          11,715
    E.W. Scripps Co. Class A                               1,000          47,720
    Getty Images, Inc.*                                      900          53,217
    News Corporation, Ltd. ADR                             1,577          49,581
    Time Warner, Inc.*                                     5,900          98,176
    Viacom, Inc. Class B                                   3,200         116,768
                                                                   -------------
                                                                         377,177
                                                                   -------------
METALS & MINING (2.2%)
    Alcoa, Inc.                                            1,700          55,250
    Newmont Mining Corp.                                   1,100          52,272
                                                                   -------------
                                                                         107,522
                                                                   -------------
MULTILINE RETAIL (1.1%)
    Wal-Mart Stores, Inc.                                  1,000          53,920
                                                                   -------------
OIL & GAS (1.7%)
    XTO Energy, Inc.                                       2,425          80,946
                                                                   -------------
PERSONAL PRODUCTS (2.1%)
    Avon Products, Inc.                                    1,400          55,370
    Estee Lauder Companies, Inc. Class A                   1,100          47,245
                                                                   -------------
                                                                         102,615
                                                                   -------------
PHARMACEUTICALS (6.5%)
    Eli Lilly & Co.                                        1,400          76,874
    Schering-Plough Corp.                                  8,200         148,502
    Sepracor, Inc.*                                        1,900          87,267
                                                                   -------------
                                                                         312,643
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCKS
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
    Applied Materials, Inc.*                               3,000   $      48,300
                                                                   -------------
SOFTWARE (4.8%)
    Macromedia, Inc.*                                      1,300          35,282
    Microsoft Corp.                                        7,000         195,930
                                                                   -------------
                                                                         231,212
                                                                   -------------
SPECIALTY RETAIL (4.7%)
    Best Buy Company, Inc.                                 1,400          82,908
    The Gap, Inc.                                          4,400          87,912
    TJX Companies, Inc.                                    2,300          55,154
                                                                   -------------
                                                                         225,974
                                                                   -------------

TOTAL COMMON STOCKS (Cost $4,002,645)                                  4,693,765
                                                                   -------------

                                                          PAR
                                                         (000)
                                                      ----------
SHORT-TERM INVESTMENT (2.4%)
    State Street Bank and Trust Co. Euro Time
      Deposit, 1.000%, 11/01/04
    (Cost $116,000)                                   $      116         116,000
                                                                   -------------

TOTAL INVESTMENTS AT VALUE (100.1%)
    (Cost $4,118,645)                                                  4,809,765

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                             (6,704)
                                                                   -------------

NET ASSETS (100.0%)                                                $   4,803,061
                                                                   =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt

*    Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCKS (89.2%)
COMMERCIAL SERVICES & SUPPLIES (7.6%)
    MDC Partners, Inc. Class A*                           10,200   $     120,360
    Monster Worldwide, Inc.*                               3,900         109,395
                                                                   -------------
                                                                         229,755
                                                                   -------------
COMMUNICATIONS EQUIPMENT (0.9%)
    Harmonic, Inc.*@                                       3,300          27,456
                                                                   -------------
DIVERSIFIED FINANCIALS (13.5%)
    Affiliated Managers Group, Inc.*@                      1,350          75,384
    Chicago Mercantile Exchange@                             500          87,865
    E*TRADE Financial Corp.*                               7,300          94,170
    Franklin Resources, Inc.                               2,500         151,550
                                                                   -------------
                                                                         408,969
                                                                   -------------
ENERGY EQUIPMENT & SERVICES (4.0%)
    National-Oilwell, Inc.*@                               3,600         121,356
                                                                   -------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.9%)
    American Medical Systems Holdings, Inc.*               2,400          89,040
                                                                   -------------
HEALTHCARE PROVIDERS & SERVICES (9.7%)
    Centene Corp.*@                                        1,750          83,002
    Pediatrix Medical Group, Inc.*                         1,900         106,875
    United Surgical Partners International, Inc.*@         3,000         105,030
                                                                   -------------
                                                                         294,907
                                                                   -------------
HOTELS, RESTAURANTS & LEISURE (2.9%)
    Panera Bread Co. Class A*@                             2,500          87,325
                                                                   -------------
INTERNET SOFTWARE & SERVICES (15.0%)
    Ask Jeeves, Inc.*@                                     3,800          97,964
    Check Point Software Technologies, Ltd.*               4,900         110,843
    Digitas, Inc.*@                                       12,400         111,600
    Openwave Systems, Inc.*@                               4,100          48,257
    Sohu.com, Inc.*                                        5,100          85,425
                                                                   -------------
                                                                         454,089
                                                                   -------------
IT CONSULTING & SERVICES (3.3%)
    Ness Technologies, Inc.*                               7,700         101,794
                                                                   -------------
METALS & MINING (3.1%)
    GrafTech International, Ltd.*@                        10,200          94,452
                                                                   -------------
OIL & GAS (7.6%)
    Denbury Resources, Inc.*                               4,600         114,080
    Newfield Exploration Co.*                              2,000         116,400
                                                                   -------------
                                                                         230,480
                                                                   -------------
PHARMACEUTICALS (3.0%)
    Sepracor, Inc.*@                                       2,000          91,860
                                                                   -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.8%)
    Lam Research Corp.*@                                   4,000         104,120
    Tessera Technologies, Inc.*@                           2,300          64,239
    Trident Microsystems, Inc.*                              500           6,595
                                                                   -------------
                                                                         174,954
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCKS
SOFTWARE (6.2%)
    Activision, Inc.*                                      4,800   $      69,504
    Hyperion Solutions Corp.*                              3,000         120,390
                                                                   -------------
                                                                         189,894
                                                                   -------------
SPECIALTY RETAIL (3.7%)
    Hot Topic, Inc.*@                                      5,450         112,052
                                                                   -------------

TOTAL COMMON STOCKS (Cost $2,331,255)                                  2,708,383
                                                                   -------------
SHORT-TERM INVESTMENTS (48.2%)
    State Street Navigator Prime Fund@@                  635,896         635,896

                                                          PAR
                                                         (000)
                                                      ----------
    State Street Bank and Trust Co. Euro Time
      Deposit, 1.000%, 11/01/04                       $      826         826,000
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,461,896)                         1,461,896
                                                                   -------------

TOTAL INVESTMENTS AT VALUE (137.4%)
    (Cost $3,793,151)                                                  4,170,279

LIABILITIES IN EXCESS OF OTHER ASSETS (-37.4%)                        (1,135,377)
                                                                   -------------

NET ASSETS (100.0%)                                                $   3,034,902
                                                                   =============

 *   Non-income producing security.
 @   Security or portion thereof is out on loan.
@@ Represents security purchased with cash collateral received for securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2004

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY    RATE%         VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS (25.1%)
AEROSPACE & DEFENSE (0.7%)
$     65   Goodrich Corp., Notes                                          (BBB- , Baa3)   04/15/08      7.500   $      72,838
                                                                                                                -------------
AUTOMOBILE MANUFACTURERS (0.3%)
      15   Ford Motor Co., Global Notes                                   (BBB- , Baa1)   07/16/31      7.450          14,650
      10   General Motors Corp., Global Debentures@                       (BBB- , Baa2)   07/15/33      8.375          10,435
                                                                                                                -------------
                                                                                                                       25,085
                                                                                                                -------------
BANKS (1.0%)
      40   Bank of America Corp., Global Notes                             (A+ , Aa2)     10/01/10      4.250          40,334
      20   National City Bank, Series BKNT, Notes                          (A+ , Aa3)     08/01/09      4.150          20,280
      35   Wachovia Corp., Global Subordinated Notes                        (A- , A1)     08/01/14      5.250          36,225
                                                                                                                -------------
                                                                                                                       96,839
                                                                                                                -------------
BUILDING MATERIALS (0.3%)
      25   American Standard, Inc., Company
             Guaranteed Notes                                             (BBB- , Ba2)    02/15/10      7.625          28,813
                                                                                                                -------------
CHEMICALS (0.3%)
      35   RPM International, Inc., Rule 144A,
             Senior Notes++                                               (BBB , Baa3)    10/15/09      4.450          34,821
                                                                                                                -------------
COMMERCIAL SERVICES (1.6%)
      45   Cendant Corp., Units                                           (BBB , Baa1)    08/17/06      4.890          45,780
      15   Erac USA Finance Co., Rule 144A, Notes++                       (BBB+ , Baa1)   05/15/06      6.625          15,806
      90   Steelcase, Inc., Global Senior Notes                           (BBB- , Ba1)    11/15/06      6.375          93,643
                                                                                                                -------------
                                                                                                                      155,229
                                                                                                                -------------
DISTRIBUTION & WHOLESALE (0.3%)
      25   Hughes Supply, Inc., Rule 144A, Notes++                        (BBB- , Ba1)    10/15/14      5.500          24,989
                                                                                                                -------------
DIVERSIFIED FINANCIALS (6.1%)
      20   Countrywide Home Loans, Inc., Series MTN,
             Global Notes                                                   (A , A3)      09/15/09      4.125          20,015
      10   Farmers Exchange Capital, Rule 144A, Notes++                   (BBB+ , Baa3)   07/15/28      7.050          10,156
      40   FMR Corp., Rule 144A, Notes++                                   (AA , Aa3)     03/01/13      4.750          40,403
      40   Ford Motor Credit Co., Global Notes                             (BBB- , A3)    01/25/07      6.500          42,048
      33   General Electric Capital Corp., Series MTNA,
             Global Notes                                                  (AAA , Aaa)    12/15/09      3.750          32,889
      50   General Electric Capital Corp., Series MTNA,
             Global Notes                                                  (AAA , Aaa)    06/15/12      6.000          54,982
      25   General Motors Acceptance Corp., Global Bonds                  (BBB- , Baa1)   11/01/31      8.000          25,949
      55   General Motors Acceptance Corp.,
             Series MTN, Notes                                            (BBB- , Baa1)   12/10/07      4.375          55,074
      25   Goldman Sachs Group L.P., Notes@                                (A+ , Aa3)     10/01/14      5.000          25,041
      55   Household Finance Corp., Global Notes                            (A , A1)      12/15/08      4.125          55,886
      25   Household Finance Corp., Global Notes                            (A , A1)      07/15/10      8.000          29,719
      15   JPMorgan Chase & Co., Global
             Subordinated Notes                                             (A , A1)      09/15/14      5.125          15,271

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY    RATE%         VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
DIVERSIFIED FINANCIALS
$     35   MBNA America Bank, Rule 144A,
             Subordinated Notes++                                         (BBB , Baa2)    03/15/08      6.750   $      38,336
      14   Merey Sweeny L.P., Rule 144A, Senior Notes++                    (NR , Baa3)    12/18/19      8.850          16,429
      30   Merrill Lynch & Company, Inc., Notes                            (A+ , Aa3)     07/15/14      5.450          31,389
      35   Morgan Stanley, Global Subordinated Notes                        (A , A1)      04/01/14      4.750          34,351
      60   SLM Corp., Series MTNA, Notes                                    (A , A2)      01/15/09      4.000          60,390
      10   Textron Financial Corp., Global Notes                            (A- , A3)     06/01/07      5.875          10,660
                                                                                                                -------------
                                                                                                                      598,988
                                                                                                                -------------
ELECTRIC (3.0%)
      40   American Electric Power Company, Inc.,
             Series A, Global Notes                                       (BBB , Baa3)    05/15/06      6.125          41,884
      40   Cincinnati Gas & Electric Co., Notes                           (BBB , Baa1)    09/15/12      5.700          42,809
      10   Detroit Edison Co., First Mortgage Notes                         (A- , A3)     08/01/14      5.400          10,578
      20   Dominion Resources, Inc., Series B, Global
             Senior Notes                                                 (BBB+ , Baa1)   07/15/05      7.625          20,696
      30   FirstEnergy Corp., Series C, Global Notes                      (BB+ , Baa3)    11/15/31      7.375          34,290
      10   FPL Group Capital, Inc., Company Guaranteed
             Notes                                                          (A- , A2)     09/15/06      7.625          10,839
      60   FPL Group Capital, Inc., Notes                                   (A- , A2)     04/11/06      3.250          60,429
      25   Oklahoma Gas & Electric Co., Bonds
             (Callable 08/01/14 @ $103.25)                                 (BBB+ , A2)    08/01/34      6.500          26,158
      20   Pacific Gas & Electric Co., First Mortgage Notes               (BBB , Baa2)    03/01/34      6.050          20,670
      30   Pinnacle West Capital Corp., Senior Notes
             (Callable 11/01/04 @ $100.00)#                               (BBB- , Baa2)   11/01/05      2.494          30,047
                                                                                                                -------------
                                                                                                                      298,400
                                                                                                                -------------
ENVIRONMENTAL CONTROL (0.1%)
      10   Waste Management, Inc., Global Company
             Guaranteed Notes                                             (BBB , Baa3)    05/15/32      7.750          12,320
                                                                                                                -------------
FOOD (0.7%)
      30   ConAgra Foods, Inc., Notes                                     (BBB+ , Baa1)   09/15/11      6.750          34,131
      30   ConAgra Foods, Inc., Notes                                     (BBB+ , Baa1)   09/15/30      8.250          39,856
                                                                                                                -------------
                                                                                                                       73,987
                                                                                                                -------------
GAS (0.4%)
      35   Sempra Energy, Notes                                           (BBB+ , Baa1)   12/01/05      6.950          36,499
                                                                                                                -------------
INSURANCE (2.1%)
      50   American International Group, Inc.,
             Global Notes#                                                 (AAA , Aaa)    05/15/13      4.250          48,718
      50   Genworth Financial, Inc., Notes                                  (A , A2)      06/15/14      5.750          53,092
      65   MetLife, Inc., Senior Notes                                      (A , A2)      11/24/13      5.000          65,591
      40   Nationwide Mutual Insurance Co., Rule 144A,
             Bonds (Callable 04/15/14 @ $100.00)++                          (A- , A2)     04/15/34      6.600          39,411
                                                                                                                -------------
                                                                                                                      206,812
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY    RATE%         VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
MEDIA (2.5%)
$     16   Comcast Cable Communications Holdings, Inc.,
             Global Company Guaranteed Notes                              (BBB , Baa3)    03/15/13      8.375   $      19,661
      55   Comcast Cable Communications, Inc.,
             Senior Notes                                                 (BBB , Baa3)    01/30/11      6.750          61,779
      15   Cox Communications, Inc., Notes                                (BBB , Baa3)    06/15/05      6.875          15,361
      40   Liberty Media Corp., Global Senior Notes#                      (BBB- , Baa3)   09/17/06      3.380          40,464
      30   News America Holdings, Inc., Company
             Guaranteed Notes                                             (BBB- , Baa3)   02/01/13      9.250          38,882
      35   News America, Inc., Company
             Guaranteed Notes                                             (BBB- , Baa3)   11/30/28      7.625          41,965
      20   Time Warner, Inc., Global Company
             Guaranteed Notes                                             (BBB+ , Baa1)   04/15/31      7.625          23,770
       5   Time Warner, Inc., Global Notes                                (BBB+ , Baa1)   05/01/12      6.875           5,696
                                                                                                                -------------
                                                                                                                      247,578
                                                                                                                -------------
MINING (0.3%)
      25   Phelps Dodge Corp., Bonds                                      (BBB- , Baa3)   03/15/34      6.125          25,903
                                                                                                                -------------
MISCELLANEOUS MANUFACTURING (0.5%)
      50   Textron, Inc., Senior Notes                                      (A- , A3)     08/01/10      4.500          51,275
                                                                                                                -------------
OIL & GAS (1.7%)
      20   Devon Financing Corp. ULC, Global Company
             Guaranteed Notes                                             (BBB , Baa2)    09/30/11      6.875          22,933
      45   Enterprise Products Operating LP, Rule 144A,
             Senior Notes++                                               (BB+ , Baa3)    10/15/14      5.600          45,943
      25   Pemex Project Funding Master Trust,
             Rule 144A, Notes++#                                          (BBB- , Baa1)   06/15/10      3.180          25,487
      30   Pioneer Natural Resources Co., Senior Notes                    (BBB- , Baa3)   07/15/16      5.875          31,932
      40   SEACOR Holdings, Inc., Notes                                   (BBB , Baa3)    10/01/12      5.875          39,869
                                                                                                                -------------
                                                                                                                      166,164
                                                                                                                -------------
PHARMACEUTICALS (0.0%)
       5   Wyeth, Notes#                                                   (A , Baa1)     03/15/13      5.500           5,153
                                                                                                                -------------
PIPELINES (0.4%)
      35   Plains All American Pipelines, Rule 144A,
             Notes++                                                      (BBB- , Baa3)   08/15/09      4.750          36,107
                                                                                                                -------------
REAL ESTATE (0.3%)
      30   EOP Operating LP, Notes                                        (BBB+ , Baa2)   10/01/10      4.650          30,509
                                                                                                                -------------
RETAIL (0.6%)
      50   Target Corp., Notes                                              (A+ , A2)     08/15/10      7.500          59,145
                                                                                                                -------------
TELECOMMUNICATIONS (1.9%)
      10   AT&T Wireless Services, Inc., Global
             Senior Notes                                                  (A , Baa2)     03/01/31      8.750          13,466
      20   BellSouth Corp., Global Bonds                                    (A , A2)      09/15/14      5.200          20,442
      20   Motorola, Inc., Notes                                          (BBB , Baa3)    11/16/07      4.608          20,609

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY    RATE%         VALUE
   -----                                                                  -------------   --------   --------   -------------
CORPORATE BONDS
TELECOMMUNICATIONS
$     20   SBC Communications, Inc., Global Notes                           (A , A2)      09/15/14      5.100   $      20,178
      55   Sprint Capital Corp., Global Company
           Guaranteed Notes                                               (BBB- , Baa3)   03/15/32      8.750          72,287
      40   Verizon Wireless Capital LLC, Global Notes                       (A+ , A3)     12/15/06      5.375          41,946
                                                                                                                -------------
                                                                                                                      188,928
                                                                                                                -------------
TOTAL CORPORATE BONDS (Cost $2,407,905)                                                                             2,476,382
                                                                                                                -------------
ASSET BACKED SECURITIES (14.5%)
      53   Ameriquest Mortgage Securities, Inc.,
             Series 2003-AR2, Class A4#                                    (AAA , Aaa)    05/25/33      2.283          52,938
     110   Bank One Issuance Trust, Series 2002-A1,
             Class A1#                                                     (AAA , Aaa)    01/15/10      1.980         110,310
      41   Capital Auto Receivables Asset Trust,
             Series 2002-5, Class A3B#                                     (AAA , Aaa)    04/17/06      2.300          41,108
      79   Carmax Auto Owner Trust, Series 2001-2,
             Class A4#                                                     (AAA , Aaa)    12/15/06      3.940          79,373
      38   Countrywide Asset-Backed Certificates,
             Series 2003-BC1, Class A1#                                    (AAA , Aaa)    03/25/33      2.333          37,686
      42   Countrywide Home Equity Loan Trust,
             Series 2002-C, Class A#                                       (AAA , Aaa)    05/15/28      2.110          42,038
      75   DaimlerChrysler Auto Trust, Series 2004-B,
             Class A4                                                      (AAA , Aaa)    10/08/09      3.710          75,609
     125   First USA Credit Card Master Trust,
             Series 2001-1, Class A#                                       (AAA , Aaa)    09/19/08      1.250         125,300
     100   Ford Credit Auto Owner Trust, Series 2003-A,
             Class A4B#                                                    (AAA , Aaa)    06/15/07      1.960         100,062
     105   GE Capital Credit Card Master Note Trust,
             Series 2004-2, Class A#                                       (AAA , Aaa)    09/15/10      1.899         105,057
      27   Greenpoint Home Equity Loan Trust,
             Series 2003-1, Class A#                                       (AAA , Aaa)    04/15/29      2.140          26,499
      50   Honda Auto Receivables Owner Trust,
             Series 2003-1, Class A4#                                      (AAA , Aaa)    07/18/08      2.480          49,734
     125   MBNA Credit Card Master Note Trust,
             Series 2002-A4, Class A4#                                     (AAA , Aaa)    08/17/09      1.980         125,335
     150   MBNA Master Credit Card Trust,
             Series 1998-G, Class A4#                                      (AAA , Aaa)    02/17/09      2.000         150,421
     100   Residential Asset Mortgage Products, Inc.,
             Series 2003-RS3, Class AI2                                    (AAA , Aaa)    03/25/29      3.380         100,360
      69   SLM Student Loan Trust, Series 2000-1,
             Class A2L#                                                    (AAA , Aaa)    01/25/13      2.280          69,565
     116   SLM Student Loan Trust, Series 2003-1,
             Class A2#                                                     (AAA , Aaa)    06/17/13      1.560         115,609
      26   Vanderbilt Mortgage Finance, Series 1998-C,
             Class 1B1                                                    (BBB , Baa1)    02/07/15      6.970          26,164
                                                                                                                -------------
TOTAL ASSET BACKED SECURITIES (Cost $1,432,752)                                                                     1,433,168
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY    RATE%         VALUE
   -----                                                                  -------------   --------   --------   -------------
MORTGAGE-BACKED SECURITIES (50.2%)
$     95   Bear Stearns Commercial Mortgage
             Securities, Inc., Series 2002-TOP6, Class A2                  (AAA , Aaa)    10/15/36      6.460   $     106,472
     135   Fannie Mae Global Notes                                         (AAA , Aaa)    11/15/10      6.625         154,746
      88   Fannie Mae Pool #254372++++                                     (AAA , Aaa)    07/01/17      6.000          92,905
      95   Fannie Mae Pool #703337++++                                     (AAA , Aaa)    04/01/33      5.500          97,317
     150   Fannie Mae Pool #703444++++                                     (AAA , Aaa)    05/01/18      5.000         152,897
      52   Fannie Mae Pool #713667++++                                     (AAA , Aaa)    07/01/33      5.000          52,254
      55   Fannie Mae Pool #721796++++                                     (AAA , Aaa)    06/01/18      4.500          55,167
     158   Fannie Mae Pool #725205++++                                     (AAA , Aaa)    03/01/34      5.000         158,096
     128   Fannie Mae Pool #725248++++                                     (AAA , Aaa)    03/01/34      5.000         127,539
      91   Fannie Mae Pool #725277++++                                     (AAA , Aaa)    03/01/19      4.500          91,338
      50   Fannie Mae Pool #741384++++                                     (AAA , Aaa)    09/01/18      4.000          49,413
      57   Fannie Mae Pool #750536++++                                     (AAA , Aaa)    01/01/34      5.500          58,025
      36   Fannie Mae Pool #757490                                         (AAA , Aaa)    01/01/34      5.500          36,760
      83   Fannie Mae Pool #763676                                         (AAA , Aaa)    01/01/34      5.500          84,855
     107   Fannie Mae Pool #770154                                         (AAA , Aaa)    04/01/34      5.000         107,071
     115   Fannie Mae Pool #778761                                         (AAA , Aaa)    06/01/19      4.500         115,073
     154   Fannie Mae Pool #790724                                         (AAA , Aaa)    09/01/34      5.500         156,720
      75   Fannie Mae Pool #794821                                         (AAA , Aaa)    10/01/34      7.000          79,655
     105   Fannie Mae Pool #796906                                         (AAA , Aaa)    11/01/34      7.000         111,574
     150   Federal Home Loan Bank Global Bonds                             (AAA , Aaa)    06/18/14      5.250         160,140
     110   FHLMC TBA                                                       (AAA , Aaa)    11/01/34      5.500         112,063
     225   FNMA TBA                                                        (AAA , Aaa)    11/01/19      4.500         110,309
     130   FNMA TBA                                                        (AAA , Aaa)    11/01/19      5.000         132,681
      95   FNMA TBA                                                        (AAA , Aaa)    11/01/19      5.500          98,385
     580   FNMA TBA                                                        (AAA , Aaa)    11/01/34      6.000         599,756
     315   FNMA TBA                                                        (AAA , Aaa)    11/01/34      6.500         331,242
     125   FNMA TBA                                                        (AAA , Aaa)    11/01/34      6.500         131,172
      55   Freddie Mac Global Notes                                        (AAA , Aaa)    01/15/05      1.875          54,981
     100   Freddie Mac Global Notes                                        (AAA , Aaa)    11/15/13      4.875         103,581
      95   Freddie Mac Global Subordinated Notes                           (AAA , Aaa)    03/21/11      5.875         103,959
     103   Freddie Mac Pool #A24892                                        (AAA , Aaa)    07/01/34      6.000         106,655
     140   Freddie Mac Pool #A25679                                        (AAA , Aaa)    08/01/34      5.500         142,503
      48   Freddie Mac Pool #B11354                                        (AAA , Aaa)    12/01/18      5.000          48,963
     105   Freddie Mac Pool #N31151                                        (AAA , Aaa)    10/01/34      5.000         105,733
     113   Ginnie Mae Pool #429679                                         (AAA , Aaa)    11/15/33      5.500         115,744
     235   GNMA TBA                                                        (AAA , Aaa)    11/01/34      5.000         235,734
      62   JPMorgan Chase Commercial Mortgage
             Securities Corp., Series 2004-CB9, Class A1                   (AAA , Aaa)    06/12/41      3.475          62,200
     110   LB-UBS Commercial Mortgage Trust,
             Series 2004-C2, Class A4                                      (AAA , Aaa)    03/15/36      4.367         108,359
     105   LB-UBS Commercial Mortgage Trust,
             Series 2004-C7, Class A2                                      (AAA , Aaa)    10/15/29      3.992         105,520
     100   Wachovia Bank Commercial Mortgage
             Trust, Series 2004-C10, Class A4#                             (AAA , Aaa)    02/15/41      4.748         100,937
                                                                                                                -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,899,277)                                                                  4,958,494
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY    RATE%         VALUE
   -----                                                                  -------------   --------   --------   -------------
FOREIGN BONDS (7.7%)
BEVERAGES (0.4%)

$     35   Diageo Finance BV, Global Company
             Guaranteed Notes (Netherlands)                                 (A , A2)      04/01/11      3.875   $      34,582
                                                                                                                -------------
CHEMICALS (0.2%)
      15   Methanex Corp., Yankee Notes (Canada)                          (BBB- , Ba1)    08/15/05      7.750          15,525
                                                                                                                -------------
ELECTRIC (0.2%)
      20   Compania Nacional de Transmision
             Electrica SA, Global Senior Notes (Chile)                     (A- , Baa1)    04/15/11      7.875          23,317
                                                                                                                -------------
HOLDING COMPANIES-DIVERSIFIED (0.6%)
      55   Pacificorp Australia, Rule 144A,
             Bonds (Australia)++                                           (AAA , Aaa)    01/15/08      6.150          59,593
                                                                                                                -------------
INSURANCE (0.2%)
      20   Everest Reinsurance Holdings,
             Notes (Bermuda)                                                (A- , A3)     10/15/14      5.400          20,307
                                                                                                                -------------
MEDIA (0.3%)
      25   Thomson Corp., Global Notes (Canada)                             (A- , A3)     01/05/12      6.200          27,734
                                                                                                                -------------
MISCELLANEOUS MANUFACTURING (0.2%)
      20   Tyco International Group SA, Yankee
             Company Guaranteed Notes (Luxembourg)                        (BBB , Baa3)    10/15/11      6.375          22,295
                                                                                                                -------------
OIL & GAS (0.5%)
      10   Canadian Natural Resources, Ltd., Yankee
             Notes (Canada)                                               (BBB+ , Baa1)   07/15/11      6.700          11,288
      30   Norsk Hydro ASA, Yankee Debentures
             (Norway)                                                       (A , A2)      06/15/23      7.750          37,516
                                                                                                                -------------
                                                                                                                       48,804
                                                                                                                -------------
PIPELINES (0.2%)
      15   Trans-Canada Pipelines, Ltd., Yankee
             Bonds (Canada)                                                 (A- , A2)     01/15/15      4.875          15,168
                                                                                                                -------------
REAL ESTATE (0.3%)
      30   Westfield Capital Corp., Rule 144A,
             Notes (Australia)++                                            (A , A2)      11/15/14      5.125          30,119
                                                                                                                -------------
SOVEREIGN (4.1%)
     470   Government of New Zealand, Bonds
             (New Zealand)                                                 (AAA , Aaa)    04/15/15      6.000         320,899
      30   United Mexican States, Global Notes
             (Mexico)                                                     (BBB- , Baa2)   01/14/11      8.375          35,475
      20   United Mexican States, Global Notes
             (Mexico)                                                     (BBB- , Baa2)   04/08/33      7.500          21,370
      30   United Mexican States, Series MTN,
             Global Notes (Mexico)                                        (BBB- , Baa2)   01/16/13      6.375          31,950
                                                                                                                -------------
                                                                                                                      409,694
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY    RATE%         VALUE
   -----                                                                  -------------   --------   --------   -------------
FOREIGN BONDS
TELECOMMUNICATIONS (0.5%)
$     25   Deutsche Telekom International Finance BV,
             Global Company Guaranteed Notes
             (Netherlands)#                                               (BBB+ , Baa1)   06/15/30      8.750   $      33,088
      20   Telecom Italia Capital, Rule 144A, Company
             Guaranteed Notes (Luxembourg)++                              (BBB+ , Baa2)   09/30/14      4.950          19,884
                                                                                                                -------------
                                                                                                                       52,972
                                                                                                                -------------
TOTAL FOREIGN BONDS (Cost $757,221)                                                                                   760,110
                                                                                                                -------------
UNITED STATES TREASURY OBLIGATIONS (3.5%)
     175   United States Treasury Bonds@^^                                 (AAA , Aaa)    02/15/23      7.125         225,538
      45   United States Treasury Bonds@^^                                 (AAA , Aaa)    02/15/31      5.375          48,890
      14   United States Treasury Notes@^^                                 (AAA , Aaa)    09/30/06      2.500          13,993
      15   United States Treasury Notes@^^                                 (AAA , Aaa)    08/15/07      2.750          14,997
      45   United States Treasury Notes@^^                                 (AAA , Aaa)    08/15/11      5.000          48,612
                                                                                                                -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $333,964)                                                              352,030
                                                                                                                -------------

     NUMBER
       OF
     SHARES
     -------
PREFERRED STOCK (0.3%)
TELECOMMUNICATIONS (0.3%)
      20   Centaur Funding Corp.,
             Series B, Rule 144A++(Cost $23,256)                                                                       26,262
                                                                                                                -------------

    PAR
   (000)
   -----
SHORT-TERM U.S. TREASURY OBLIGATION (0.2%)
UNITED STATES TREASURY BILLS (0.2%)
$     25   United States Treasury Bills^^ (Cost $24,901)                   (AAA , Aaa)    01/20/05      1.870          24,901
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY    RATE%         VALUE
   -----                                                                  -------------   --------   --------   -------------
SHORT-TERM INVESTMENTS (21.2%)
$  1,520   Federal National Mortgage Association
             Discount Notes^^                                                             11/16/04      1.760   $   1,518,886
     103   State Street Bank and Trust Co.
             Euro Time Deposit^^                                                          11/01/04      1.000         103,000
                                                                                                                -------------
     NUMBER
       OF
     SHARES
     ------
 471,671   State Street Navigator Prime Fund@@                                                                        471,671
TOTAL SHORT-TERM INVESTMENTS (Cost $2,093,556)                                                                      2,093,557
                                                                                                                -------------
TOTAL INVESTMENTS AT VALUE (122.7%) (Cost $11,972,832)                                                             12,124,904

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.7%)                                                                     (2,244,902)
                                                                                                                -------------
NET ASSETS (100.0%)                                                                                             $   9,880,002
                                                                                                                =============

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced
                                 NR = Not Rated

   + Credit ratings given by The Standard & Poor's Division of the McGraw-Hill
     Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $463,749, or 4.69% of net assets.

++++ Collateral segregated for futures contracts.

  ^^ Collateral segregated for TBA securities.

   # Variable rate obligations -- The interest rate shown is the rate as of October 31, 2004.

   @ Security or portion thereof is out on loan.

  @@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004

                                                                                  LARGE CAP VALUE        SMALL CAP GROWTH
                                                                                     PORTFOLIO              PORTFOLIO
                                                                                 ------------------     ------------------
ASSETS
    Investments at value, including collateral for securities on loan of $0, $46,158, $571,325, $0, $635,896, and $471,671,
      respectively (Cost $24,847,589, $1,129,747, $16,061,337,
      $4,118,645, $3,793,151, and $11,972,832, respectively) (Note 1)            $       28,161,474     $          240,083(1)
    Cash                                                                                        998                    813
    Receivable for investments sold                                                         309,047                     --
    Receivable for fund shares sold                                                           4,276                     --
    Dividend and interest receivable                                                         36,928                     16
    Receivable from investment adviser (Note 2)                                                  --                 12,961
    Unrealized appreciation on forward currency contracts (Note 1)                               --                     --
    Variation margin receivable (Note 1)                                                         --                     --
    Prepaid expenses and other assets                                                         9,692                  1,819
                                                                                 ------------------     ------------------
      Total Assets                                                                       28,522,415                255,692
                                                                                 ------------------     ------------------
LIABILITIES
    Advisory fee payable (Note 2)                                                             8,525                     --
    Administrative services fee payable (Note 2)                                             11,229                  4,701
    Payable upon return of securities loaned (Note 1)                                            --                 46,158
    Payable for investments purchased                                                       115,245                     --
    Directors' fee payable                                                                      653                    653
    Unrealized depreciation on forward currency contracts (Note 1)                               --                     --
    Other accrued expenses payable                                                           21,364                 22,059
                                                                                 ------------------     ------------------
      Total Liabilities                                                                     157,016                 73,571
                                                                                 ------------------     ------------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                                 29,499                     15
    Paid-in capital (Note 6)                                                             29,653,194             43,573,932
    Undistributed net investment income                                                     312,995                     --
    Undistributed net realized gain (loss) on investments,
      futures contracts and foreign currency transactions                                (4,944,174)           (42,502,162)
    Net unrealized appreciation (depreciation) from investments,
      futures contracts and foreign currency translations                                 3,313,885               (889,664)
                                                                                 ------------------     ------------------
      Net Assets                                                                 $       28,365,399     $          182,121
                                                                                 ==================     ==================
    Shares outstanding                                                                   29,499,486                 15,302
                                                                                 ------------------     ------------------
    Net asset value, offering price, and redemption price per share              $             0.96     $            11.90
                                                                                 ==================     ==================

----------
(1)  Including $44,767 of securities on loan.
(2)  Including $556,868 of securities on loan.
(3)  Including $620,653 of securities on loan.
(4)  Including $462,341 of securities on loan.

                                                                                                             CAPITAL
                                                                                   SELECT EQUITY           APPRECIATION
                                                                                     PORTFOLIO              PORTFOLIO
                                                                                 ------------------     ------------------
ASSETS
    Investments at value, including collateral for securities on loan of $0, $46,158, $571,325, $0, $635,896, and $471,671,
      respectively (Cost $24,847,589, $1,129,747, $16,061,337,
      $4,118,645, $3,793,151, and $11,972,832, respectively) (Note 1)            $       17,711,323(2)  $        4,809,765
    Cash                                                                                        122                    532
    Receivable for investments sold                                                         664,959                 67,008
    Receivable for fund shares sold                                                             983                  5,033
    Dividend and interest receivable                                                         13,391                    493
    Receivable from investment adviser (Note 2)                                                  --                  3,434
    Unrealized appreciation on forward currency contracts (Note 1)                               --                     --
    Variation margin receivable (Note 1)                                                         --                     --
    Prepaid expenses and other assets                                                        13,450                 12,066
                                                                                 ------------------     ------------------
      Total Assets                                                                       18,404,228              4,898,331
                                                                                 ------------------     ------------------
LIABILITIES
    Advisory fee payable (Note 2)                                                             3,183                     --
    Administrative services fee payable (Note 2)                                              8,453                  5,600
    Payable upon return of securities loaned (Note 1)                                       571,325                     --
    Payable for investments purchased                                                       715,423                 68,979
    Directors' fee payable                                                                      653                    653
    Unrealized depreciation on forward currency contracts (Note 1)                               --                     --
    Other accrued expenses payable                                                           20,567                 20,038
                                                                                 ------------------     ------------------
      Total Liabilities                                                                   1,319,604                 95,270
                                                                                 ------------------     ------------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                                  1,797                    537
    Paid-in capital (Note 6)                                                             15,691,620              6,207,514
    Undistributed net investment income                                                      91,160                     --
    Undistributed net realized gain (loss) on investments,
      futures contracts and foreign currency transactions                                  (349,940)            (2,096,110)
    Net unrealized appreciation (depreciation) from investments,
      futures contracts and foreign currency translations                                 1,649,987                691,120
                                                                                 ------------------     ------------------
      Net Assets                                                                 $       17,084,624     $        4,803,061
                                                                                 ==================     ==================
    Shares outstanding                                                                    1,796,520                537,408
                                                                                 ------------------     ------------------
    Net asset value, offering price, and redemption price per share              $             9.51     $             8.94
                                                                                 ==================     ==================

                                                                                                           INVESTMENT
                                                                                      HARBINGER            GRADE FIXED
                                                                                      PORTFOLIO          INCOME PORTFOLIO
                                                                                 ------------------     ------------------
ASSETS
    Investments at value, including collateral for securities on loan of $0, $46,158, $571,325, $0, $635,896, and $471,671,
      respectively (Cost $24,847,589, $1,129,747, $16,061,337,
      $4,118,645, $3,793,151, and $11,972,832, respectively) (Note 1)            $        4,170,279(3)  $       12,124,904(4)
    Cash                                                                                        788                    324
    Receivable for investments sold                                                         169,068              2,263,902
    Receivable for fund shares sold                                                              --                     --
    Dividend and interest receivable                                                             69                 65,458
    Receivable from investment adviser (Note 2)                                               6,681                  8,954
    Unrealized appreciation on forward currency contracts (Note 1)                               --                 23,152
    Variation margin receivable (Note 1)                                                         --                  2,819
    Prepaid expenses and other assets                                                        12,513                 12,791
                                                                                 ------------------     ------------------
      Total Assets                                                                        4,359,398             14,502,304
                                                                                 ------------------     ------------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                --                     --
    Administrative services fee payable (Note 2)                                              4,899                  9,874
    Payable upon return of securities loaned (Note 1)                                       635,896                471,671
    Payable for investments purchased                                                       663,926              4,096,318
    Directors' fee payable                                                                      653                    653
    Unrealized depreciation on forward currency contracts (Note 1)                               --                 18,051
    Other accrued expenses payable                                                           19,122                 25,735
                                                                                 ------------------     ------------------
      Total Liabilities                                                                   1,324,496              4,622,302
                                                                                 ------------------     ------------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                                    224                    990
    Paid-in capital (Note 6)                                                              2,431,063              9,733,581
    Undistributed net investment income                                                          --                 11,984
    Undistributed net realized gain (loss) on investments,
      futures contracts and foreign currency transactions                                   226,487                (26,442)
    Net unrealized appreciation (depreciation) from investments,
      futures contracts and foreign currency translations                                   377,128                159,889
                                                                                 ------------------     ------------------
      Net Assets                                                                 $        3,034,902     $        9,880,002
                                                                                 ==================     ==================
    Shares outstanding                                                                      224,050                989,963
                                                                                 ------------------     ------------------
    Net asset value, offering price, and redemption price per share              $            13.55     $             9.98
                                                                                 ==================     ==================

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2004

                                                                                  LARGE CAP VALUE        SMALL CAP GROWTH
                                                                                     PORTFOLIO              PORTFOLIO
                                                                                 ------------------     ------------------
INVESTMENT INCOME (Note 1)
    Dividends                                                                    $          599,069     $           13,194
    Interest                                                                                  3,213                  3,308
    Securities lending                                                                        2,667                    297
    Foreign taxes withheld                                                                   (2,062)                    --
                                                                                 ------------------     ------------------
      Total investment income                                                               602,887                 16,799
                                                                                 ------------------     ------------------
EXPENSES
    Investment advisory fees (Note 2)                                                       218,293                 99,696
    Administrative services fees (Note 2)                                                    53,773                 27,072
    Legal fees                                                                               38,776                 74,692
    Printing fees (Note 2)                                                                    7,654                  4,040
    Audit fees                                                                               16,202                 16,945
    Insurance expense                                                                        17,537                 17,594
    Registration fees                                                                        15,585                 17,080
    Custodian fees                                                                            3,764                 20,729
    Transfer agent fees (Note 2)                                                              3,003                  1,944
    Directors' fees                                                                           2,812                  2,812
    Commitment fees (Note 3)                                                                    807                     96
    Interest expense (Note 3)                                                                   152                    479
    Miscellaneous expense                                                                     7,224                  7,884
                                                                                 ------------------     ------------------
      Total expenses                                                                        385,582                291,063
    Less: fees waived and expenses reimbursed (Note 2)                                     (167,289)              (181,397)
                                                                                 ------------------     ------------------
      Net expenses                                                                          218,293                109,666
                                                                                 ------------------     ------------------
       Net investment income (loss)                                                         384,594                (92,867)
                                                                                 ------------------     ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                      506,546              7,252,314
    Net increase from payments from affiliates for correction
      of investment violation                                                                                        4,033
    Net realized loss from futures contracts                                                     --                     --
    Net realized loss from foreign currency transactions                                         --                     --
    Net change in unrealized appreciation (depreciation)
      from investments                                                                    2,360,337             (5,090,819)
    Net change in unrealized appreciation (depreciation)
      from futures contracts                                                                     --                     --
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                                         --                     --
                                                                                 ------------------     ------------------
    Net realized and unrealized gain from investments,
      futures contracts, and foreign currency related items                               2,866,883              2,165,528
                                                                                 ------------------     ------------------
    Net increase in net assets resulting from operations                         $        3,251,477     $        2,072,661
                                                                                 ==================     ==================

                                                                                                             CAPITAL
                                                                                   SELECT EQUITY           APPRECIATION
                                                                                     PORTFOLIO              PORTFOLIO
                                                                                 ------------------     ------------------
INVESTMENT INCOME (Note 1)
    Dividends                                                                    $          234,314     $           43,663
    Interest                                                                                  3,270                  1,994
    Securities lending                                                                          778                    603
    Foreign taxes withheld                                                                       --                   (250)
                                                                                 ------------------     ------------------
      Total investment income                                                               238,362                 46,010
                                                                                 ------------------     ------------------
EXPENSES
    Investment advisory fees (Note 2)                                                        78,197                 38,011
    Administrative services fees (Note 2)                                                    31,890                 19,973
    Legal fees                                                                               36,302                 36,407
    Printing fees (Note 2)                                                                    4,261                  4,390
    Audit fees                                                                               15,456                 15,458
    Insurance expense                                                                        15,549                 15,497
    Registration fees                                                                        13,842                 15,306
    Custodian fees                                                                            9,142                  6,461
    Transfer agent fees (Note 2)                                                              2,342                  2,059
    Directors' fees                                                                           2,812                  2,812
    Commitment fees (Note 3)                                                                    425                    252
    Interest expense (Note 3)                                                                   275                     33
    Miscellaneous expense                                                                     6,796                  6,869
                                                                                 ------------------     ------------------
      Total expenses                                                                        217,289                163,528
    Less: fees waived and expenses reimbursed (Note 2)                                      (99,994)              (106,512)
                                                                                 ------------------     ------------------
      Net expenses                                                                          117,295                 57,016
                                                                                 ------------------     ------------------
       Net investment income (loss)                                                         121,067                (11,006)
                                                                                 ------------------     ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                      221,115                648,224
    Net increase from payments from affiliates for correction
      of investment violation
    Net realized loss from futures contracts                                                     --                     --
    Net realized loss from foreign currency transactions                                         --                     --
    Net change in unrealized appreciation (depreciation)
      from investments                                                                      494,930               (213,606)
    Net change in unrealized appreciation (depreciation)
      from futures contracts                                                                     --                     --
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                                         --                     --
                                                                                 ------------------     ------------------
    Net realized and unrealized gain from investments,
      futures contracts, and foreign currency related items                                 716,045                434,618
                                                                                 ------------------     ------------------
    Net increase in net assets resulting from operations                         $          837,112     $          423,612
                                                                                 ==================     ==================

                                                                                                           INVESTMENT
                                                                                      HARBINGER            GRADE FIXED
                                                                                      PORTFOLIO          INCOME PORTFOLIO
                                                                                 ------------------     ------------------
INVESTMENT INCOME (Note 1)
    Dividends                                                                    $            1,287     $            1,816
    Interest                                                                                    875                387,692
    Securities lending                                                                          877                    970
    Foreign taxes withheld                                                                       --                    (20)
                                                                                 ------------------     ------------------
      Total investment income                                                                 3,039                390,458
                                                                                 ------------------     ------------------
EXPENSES
    Investment advisory fees (Note 2)                                                        25,672                 34,375
    Administrative services fees (Note 2)                                                    10,041                 46,387
    Legal fees                                                                               35,349                 39,098
    Printing fees (Note 2)                                                                    6,092                  6,869
    Audit fees                                                                               18,642                 15,455
    Insurance expense                                                                        15,438                 15,538
    Registration fees                                                                        14,900                 17,390
    Custodian fees                                                                            3,075                 14,662
    Transfer agent fees (Note 2)                                                                725                  1,296
    Directors' fees                                                                           2,812                  2,812
    Commitment fees (Note 3)                                                                     63                    343
    Interest expense (Note 3)                                                                    --                     --
    Miscellaneous expense                                                                     6,451                  6,820
                                                                                 ------------------     ------------------
      Total expenses                                                                        139,260                201,045
    Less: fees waived and expenses reimbursed (Note 2)                                     (103,320)              (155,431)
                                                                                 ------------------     ------------------
      Net expenses                                                                           35,940                 45,614
                                                                                 ------------------     ------------------
       Net investment income (loss)                                                         (32,901)               344,844
                                                                                 ------------------     ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                      363,242                 76,511
    Net increase from payments from affiliates for correction
      of investment violation
    Net realized loss from futures contracts                                                     --                (48,134)
    Net realized loss from foreign currency transactions                                         --                 (3,458)
    Net change in unrealized appreciation (depreciation)
      from investments                                                                     (289,349)               116,285
    Net change in unrealized appreciation (depreciation)
      from futures contracts                                                                     --                (10,663)
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                                         --                  1,141
                                                                                 ------------------     ------------------
    Net realized and unrealized gain from investments,
      futures contracts, and foreign currency related items                                  73,893                131,682
                                                                                 ------------------     ------------------
    Net increase in net assets resulting from operations                         $           40,992     $          476,526
                                                                                 ==================     ==================

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        LARGE CAP VALUE PORTFOLIO
                                                                                 -----------------------------------------
                                                                                    FOR THE YEAR           FOR THE YEAR
                                                                                        ENDED                  ENDED
                                                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                                                 ------------------     ------------------
FROM OPERATIONS
  Net investment income (loss)                                                   $          384,594     $          389,129
  Net realized gain (loss) from investments, futures contracts and
    foreign currency transactions                                                           506,546             (3,118,350)
  Net change in unrealized appreciation (depreciation) from investments,
    futures contracts, and foreign currency translations                                  2,360,337              7,451,678
                                                                                 ------------------     ------------------
    Net increase in net assets resulting from operations                                  3,251,477              4,722,457
                                                                                 ------------------     ------------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                     (393,715)              (280,013)
  Distributions from net realized gains                                                          --                     --
                                                                                 ------------------     ------------------
    Net decrease in net assets from dividends and distributions                            (393,715)              (280,013)
                                                                                 ------------------     ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                            1,238,468              2,320,484
  Reinvestment of dividends and distributions                                               393,715                280,013
  Net asset value of shares redeemed                                                     (5,569,187)            (9,697,114)
                                                                                 ------------------     ------------------
    Net increase (decrease) in net assets from capital share transactions                (3,937,004)            (7,096,617)
                                                                                 ------------------     ------------------
  Net increase (decrease) in net assets                                                  (1,079,242)            (2,654,173)

NET ASSETS
  Beginning of year                                                                      29,444,641             32,098,814
                                                                                 ------------------     ------------------
  End of year                                                                    $       28,365,399     $       29,444,641
                                                                                 ==================     ==================
  Undistributed net investment income                                            $          312,995     $          322,116
                                                                                 ==================     ==================

                                                                                       SMALL CAP GROWTH PORTFOLIO
                                                                                 -----------------------------------------
                                                                                    FOR THE YEAR           FOR THE YEAR
                                                                                        ENDED                  ENDED
                                                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                                                 ------------------     ------------------
FROM OPERATIONS
  Net investment income (loss)                                                   $          (92,867)    $         (369,452)
  Net realized gain (loss) from investments, futures contracts and
    foreign currency transactions                                                         7,256,347              1,444,617
  Net change in unrealized appreciation (depreciation) from investments,
    futures contracts, and foreign currency translations                                 (5,090,819)            15,538,493
                                                                                 ------------------     ------------------
    Net increase in net assets resulting from operations                                  2,072,661             16,613,658
                                                                                 ------------------     ------------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                           --                     --
  Distributions from net realized gains                                                          --                     --
                                                                                 ------------------     ------------------
    Net decrease in net assets from dividends and distributions                                  --                     --
                                                                                 ------------------     ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                            1,482,639              8,064,919
  Reinvestment of dividends and distributions                                                    --                     --
  Net asset value of shares redeemed                                                    (29,375,519)           (46,454,273)
                                                                                 ------------------     ------------------
    Net increase (decrease) in net assets from capital share transactions               (27,892,880)           (38,389,354)
                                                                                 ------------------     ------------------
  Net increase (decrease) in net assets                                                 (25,820,219)           (21,775,696)

NET ASSETS
  Beginning of year                                                                      26,002,340             47,778,036
                                                                                 ------------------     ------------------
  End of year                                                                    $          182,121     $       26,002,340
                                                                                 ==================     ==================
  Undistributed net investment income                                            $               --     $               --
                                                                                 ==================     ==================

                                                                                          SELECT EQUITY PORTFOLIO
                                                                                 -----------------------------------------
                                                                                    FOR THE YEAR           FOR THE YEAR
                                                                                        ENDED                  ENDED
                                                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                                                 ------------------     ------------------
FROM OPERATIONS
  Net investment income (loss)                                                   $          121,067     $           73,941
  Net realized gain (loss) from investments, futures contracts and
    foreign currency transactions                                                           221,115                 59,434
  Net change in unrealized appreciation (depreciation) from investments,
    futures contracts, and foreign currency translations                                    494,930              1,454,640
                                                                                 ------------------     ------------------
    Net increase in net assets resulting from operations                                    837,112              1,588,015
                                                                                 ------------------     ------------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                      (84,980)               (38,005)
  Distributions from net realized gains                                                          --                     --
                                                                                 ------------------     ------------------
    Net decrease in net assets from dividends and distributions                             (84,980)               (38,005)
                                                                                 ------------------     ------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                            9,570,784                856,357
  Reinvestment of dividends and distributions                                                84,980                 38,005
  Net asset value of shares redeemed                                                     (4,126,870)            (3,367,323)
                                                                                 ------------------     ------------------
    Net increase (decrease) in net assets from capital share transactions                 5,528,894             (2,472,961)
                                                                                 ------------------     ------------------
  Net increase (decrease) in net assets                                                   6,281,026               (922,951)

NET ASSETS
  Beginning of year                                                                      10,803,598             11,726,549
                                                                                 ------------------     ------------------
  End of year                                                                    $       17,084,624     $       10,803,598
                                                                                 ==================     ==================
  Undistributed net investment income                                            $           91,160     $           55,073
                                                                                 ==================     ==================

                 See Accompanying Notes to Financial Statements.

                                                                                      CAPITAL APPRECIATION PORTFOLIO
                                                                                 ------------------------------------------
                                                                                    FOR THE YEAR           FOR THE YEAR
                                                                                        ENDED                  ENDED
                                                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                                                 ------------------     -------------------
FROM OPERATIONS
  Net investment income (loss)                                                   $          (11,006)    $             1,260
  Net realized gain (loss) from investments, futures contracts and
    foreign currency transactions                                                           648,224              (1,163,407)
  Net change in unrealized appreciation (depreciation) from investments,
    futures contracts, and foreign currency translations                                   (213,606)              2,698,825
                                                                                 ------------------     -------------------
    Net increase in net assets resulting from operations                                    423,612               1,536,678
                                                                                 ------------------     -------------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                       (1,299)                     --
  Distributions from net realized gains                                                          --                      --
                                                                                 ------------------     -------------------
    Net decrease in net assets from dividends and distributions                              (1,299)                     --
                                                                                 ------------------     -------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                              921,834               1,053,045
  Reinvestment of dividends and distributions                                                 1,299                      --
  Net asset value of shares redeemed                                                     (6,044,266)             (2,398,763)
                                                                                 ------------------     -------------------
    Net increase (decrease) in net assets from capital share transactions                (5,121,133)             (1,345,718)
                                                                                 ------------------     -------------------
  Net increase (decrease) in net assets                                                  (4,698,820)                190,960

NET ASSETS
  Beginning of year                                                                       9,501,881               9,310,921
                                                                                 ------------------     -------------------
  End of year                                                                    $        4,803,061     $         9,501,881
                                                                                 ==================     ===================
  Undistributed net investment income                                            $               --     $             1,292
                                                                                 ==================     ===================

----------
(1)  For the period January 15, 2003 (inception date) through October 31, 2003

                                                                                           HARBINGER PORTFOLIO
                                                                                 ------------------------------------------
                                                                                    FOR THE YEAR         FOR THE PERIOD
                                                                                        ENDED                 ENDED
                                                                                  OCTOBER 31, 2004      OCTOBER 31, 2003(1)
                                                                                 ------------------     -------------------
FROM OPERATIONS
  Net investment income (loss)                                                   $          (32,901)    $           (19,402)
  Net realized gain (loss) from investments, futures contracts and
    foreign currency transactions                                                           363,242                  12,435
  Net change in unrealized appreciation (depreciation) from investments,
    futures contracts, and foreign currency translations                                   (289,349)                666,477
                                                                                 ------------------     -------------------
    Net increase in net assets resulting from operations                                     40,992                 659,510
                                                                                 ------------------     -------------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                           --                      --
  Distributions from net realized gains                                                          --                      --
                                                                                 ------------------     -------------------
    Net decrease in net assets from dividends and distributions                                  --                      --
                                                                                 ------------------     -------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                            1,000,000               1,785,000
  Reinvestment of dividends and distributions                                                    --                      --
  Net asset value of shares redeemed                                                       (450,600)                     --
                                                                                 ------------------     -------------------
    Net increase (decrease) in net assets from capital share transactions                   549,400               1,785,000
                                                                                 ------------------     -------------------
  Net increase (decrease) in net assets                                                     590,392               2,444,510

NET ASSETS
  Beginning of year                                                                       2,444,510                      --
                                                                                 ------------------     -------------------
  End of year                                                                    $        3,034,902     $         2,444,510
                                                                                 ==================     ===================
  Undistributed net investment income                                            $               --     $                --
                                                                                 ==================     ===================

                                                                                   INVESTMENT GRADE FIXED INCOME PORTFOLIO
                                                                                 ------------------------------------------
                                                                                    FOR THE YEAR           FOR THE YEAR
                                                                                        ENDED                  ENDED
                                                                                  OCTOBER 31, 2004       OCTOBER 31, 2003
                                                                                 ------------------     -------------------
FROM OPERATIONS
  Net investment income (loss)                                                   $          344,844     $           333,393
  Net realized gain (loss) from investments, futures contracts and
    foreign currency transactions                                                            24,919                 468,513
  Net change in unrealized appreciation (depreciation) from investments,
    futures contracts, and foreign currency translations                                    106,763                (181,086)
                                                                                 ------------------     -------------------
    Net increase in net assets resulting from operations                                    476,526                 620,820
                                                                                 ------------------     -------------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                     (365,276)               (361,256)
  Distributions from net realized gains                                                    (442,512)               (216,079)
                                                                                 ------------------     -------------------
    Net decrease in net assets from dividends and distributions                            (807,788)               (577,335)
                                                                                 ------------------     -------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                            1,500,000               9,157,866
  Reinvestment of dividends and distributions                                               803,609                 559,163
  Net asset value of shares redeemed                                                     (3,641,951)            (14,772,568)
                                                                                 ------------------     -------------------
    Net increase (decrease) in net assets from capital share transactions                (1,338,342)             (5,055,539)
                                                                                 ------------------     -------------------
  Net increase (decrease) in net assets                                                  (1,669,604)             (5,012,054)

NET ASSETS
  Beginning of year                                                                      11,549,606              16,561,660
                                                                                 ------------------     -------------------
  End of year                                                                    $        9,880,002     $        11,549,606
                                                                                 ==================     ===================
  Undistributed net investment income                                            $           11,984     $                --
                                                                                 ==================     ===================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------------------------------------
                                                       2004            2003            2002            2001             2000
                                                   ------------    ------------    ------------    ------------      ------------
PER SHARE DATA
  Net asset value, beginning of year               $       0.87    $       0.76    $       0.85    $      11.01      $      13.32
                                                   ------------    ------------    ------------    ------------      ------------
INVESTMENT OPERATIONS
  Net investment income                                    0.01            0.01            0.01            0.01(1)           0.24
  Net gain (loss) on investments
    (both realized and unrealized)                         0.09            0.11           (0.09)          (0.28)             0.31
                                                   ------------    ------------    ------------    ------------      ------------
      Total from investment operations                     0.10            0.12           (0.08)          (0.27)             0.55
                                                   ------------    ------------    ------------    ------------      ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.01)          (0.01)          (0.01)          (0.03)            (0.22)
  Distributions from net realized gains                      --              --              --           (9.86)            (2.64)
                                                   ------------    ------------    ------------    ------------      ------------
      Total dividends and distributions                   (0.01)          (0.01)          (0.01)          (9.89)            (2.86)
                                                   ------------    ------------    ------------    ------------      ------------
NET ASSET VALUE, END OF YEAR                       $       0.96    $       0.87    $       0.76    $       0.85      $      11.01
                                                   ============    ============    ============    ============      ============
      Total return(2)                                     11.81%          15.48%          (9.68)%         (4.34)%            5.59%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)           $     28,365    $     29,445    $     32,099    $      3,005      $      3,112
    Ratio of expenses to average net assets(3)             0.75%           0.75%           0.75%           0.75%             0.77%
    Ratio of net investment income to average
      net assets                                           1.32%           1.26%           0.85%           1.16%             1.28%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.57%           0.55%           0.63%           2.17%             1.36%
  Portfolio turnover rate                                    49%             56%             72%             45%              218%

(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% for the year ended October 31, 2000. The Portfolio's net operating expense ratio after reflecting these arrangements was .75% for the year ending October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------------------------------------
                                                       2004            2003            2002            2001             2000
                                                   ------------    ------------    ------------    ------------      ------------
PER SHARE DATA
  Net asset value, beginning of year               $       9.49    $       6.44    $       8.13    $      22.50      $      17.89
                                                   ------------    ------------    ------------    ------------      ------------
INVESTMENT OPERATIONS
  Net investment loss                                     (6.07)          (0.13)          (0.09)          (0.08)            (0.15)
  Net gain (loss) on investments
    (both realized and unrealized)                         8.48            3.18           (1.60)          (5.27)             5.98
                                                   ------------    ------------    ------------    ------------      ------------
      Total from investment operations                     2.41            3.05           (1.69)          (5.35)             5.83
                                                   ------------    ------------    ------------    ------------      ------------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --              --              --           (9.02)            (1.22)
                                                   ------------    ------------    ------------    ------------      ------------
NET ASSET VALUE, END OF YEAR                       $      11.90    $       9.49    $       6.44    $       8.13      $      22.50
                                                   ============    ============    ============    ============      ============
      Total return(1)                                     25.40%(2)       47.36%         (20.79)%        (37.01)%           33.05%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)           $        182    $     26,002    $     47,778    $    119,838      $    274,009
    Ratio of expenses to average net assets(3)             0.99%           0.99%           0.99%           0.99%             1.01%
    Ratio of net investment loss to average
      net assets                                          (0.84)%         (0.81)%         (0.84)%         (0.68)%           (0.57)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 1.64%           0.35%           0.29%           0.20%             0.16%
  Portfolio turnover rate                                    73%             65%             70%             80%               88%

(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(2) The advisor fully reimbursed the Portfolio for a loss related to transactions not meeting the Portfolio's investment guidelines, which otherwise would have reduced total return by 2.74%.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .02% for the year ended October 31, 2000. The Portfolio's net operating expense ratio after reflecting these arrangements was .99% for the year ending October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                                                ----------------------------------------------
                                                                                    2004            2003            2002(1)
                                                                                ------------    ------------      ------------
PER SHARE DATA
  Net asset value, beginning of period                                          $       9.07    $       7.87      $      10.00
                                                                                ------------    ------------      ------------
INVESTMENT OPERATIONS
  Net investment income                                                                 0.06            0.06              0.01
  Net gain (loss) on investments
    (both realized and unrealized)                                                      0.44            1.17             (2.14)
                                                                                ------------    ------------      ------------
      Total from investment operations                                                  0.50            1.23             (2.13)
                                                                                ------------    ------------      ------------
LESS DIVIDENDS
  Dividends from net investment income                                                 (0.06)          (0.03)               --
                                                                                ------------    ------------      ------------
NET ASSET VALUE, END OF PERIOD                                                  $       9.51    $       9.07      $       7.87
                                                                                ============    ============      ============
      Total return(2)                                                                   5.46%          15.61%           (21.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                      $     17,085    $     10,804      $     11,727
    Ratio of expenses to average net assets(3)                                          0.75%           0.75%             0.75%(4)
    Ratio of net investment income to average net assets                                0.77%           0.70%             0.56%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                              0.64%           0.96%             1.74%(4)
  Portfolio turnover rate                                                                 90%            107%               79%

(1)  For the period January 31, 2002 (inception date) through October 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                                                   --------------------------------------------
                                                                                       2004            2003           2002(1)
                                                                                   ------------    ------------      ----------
PER SHARE DATA
  Net asset value, beginning of period                                             $       8.65    $       7.37      $    10.00
                                                                                   ------------    ------------      ----------
INVESTMENT OPERATIONS
  Net investment income (loss)                                                            (0.02)           0.00(2)         0.00(2)
  Net gain (loss) on investments
    (both realized and unrealized)                                                         0.31            1.28           (2.63)
                                                                                   ------------    ------------      ----------
      Total from investment operations                                                     0.29            1.28           (2.63)
                                                                                   ------------    ------------      ----------
LESS DIVIDENDS
  Dividends from net investment income                                                     0.00(2)           --              --
                                                                                   ------------    ------------      ----------
      Total dividends                                                                        --              --              --
                                                                                   ------------    ------------      ----------
NET ASSET VALUE, END OF PERIOD                                                     $       8.94    $       8.65      $     7.37
                                                                                   ============    ============      ==========
      Total return(3)                                                                      3.37%          17.37%         (26.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                         $      4,803    $      9,502      $    9,311
    Ratio of expenses to average net assets(4)                                             0.75%           0.75%           0.75%(5)
    Ratio of net investment income (loss) to average net assets                           (0.14)%          0.01%          (0.07)%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                                 1.40%           1.03%           0.76%(5)
  Portfolio turnover rate                                                                    80%            108%             56%

(1)  For the period January 31, 2002 (inception date) through October 31, 2002.

(2)  Total is less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- HARBINGER PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                                                           FOR THE YEAR
                                                                                                         ENDED OCTOBER 31,
                                                                                                   ----------------------------
                                                                                                       2004           2003(1)
                                                                                                   ------------      ----------
PER SHARE DATA
  Net asset value, beginning of period                                                             $      13.68      $    10.00
                                                                                                   ------------      ----------
INVESTMENT OPERATIONS
  Net investment loss                                                                                     (0.15)          (0.11)
  Net gain on investments
    (both realized and unrealized)                                                                         0.02            3.79
                                                                                                   ------------      ----------
      Total from investment operations                                                                    (0.13)           3.68
                                                                                                   ------------      ----------
NET ASSET VALUE, END OF PERIOD                                                                     $      13.55      $    13.68
                                                                                                   ============      ==========
      Total return(2)                                                                                     (0.95)%         36.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                                         $      3,035      $    2,445
    Ratio of expenses to average net assets(3)                                                             1.40%           1.40%(4)
    Ratio of net investment loss to average net assets                                                    (1.28)%         (1.31)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(3)                                                              4.02%           5.31%(4)
  Portfolio turnover rate                                                                                   125%             42%

(1)  For the period January 15, 2003 (inception date) through October 31, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the year ended October 31, 2004 and the period ended October 31, 2003, there was no effect on the net operating expense ratio because of transfer agent credits.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE FIXED INCOME
PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                                                                ---------------------------------------------
                                                                                    2004            2003          2002(1),(2)
                                                                                ------------    ------------      -----------
PER SHARE DATA
  Net asset value, beginning of period                                          $      10.18    $      10.24      $     10.00
                                                                                ------------    ------------      -----------
INVESTMENT OPERATIONS
  Net investment income                                                                 0.30            0.34             0.17
  Net gain (loss) on investments, futures contracts and foreign
    currency related items (both realized and unrealized)                               0.21            0.09             0.24
                                                                                ------------    ------------      -----------
      Total from investment operations                                                  0.51            0.43             0.41
                                                                                ------------    ------------      -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                 (0.32)          (0.36)           (0.17)
  Distributions from net realized gains                                                (0.39)          (0.13)              --
                                                                                ------------    ------------      -----------
      Total dividends and distributions                                                (0.71)          (0.49)           (0.17)
                                                                                ------------    ------------      -----------
NET ASSET VALUE, END OF PERIOD                                                  $       9.98    $      10.18      $     10.24
                                                                                ============    ============      ===========
      Total return(3)                                                                   5.23%           4.37%            4.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                      $      9,880    $     11,550      $     16,56(2)
    Ratio of expenses to average net assets(4)                                          0.40%           0.40%            0.40%(5)
    Ratio of net investment income to average net assets                                3.01%           2.94%            3.27%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                              1.36%           1.28%            1.05%(5)
  Portfolio turnover rate                                                                459%            629%             172%

(1)  For the period May 1, 2002 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers seven managed investment funds, of which six are contained in this report. The Large Cap Value Portfolio ("Large Cap Value"), the Capital Appreciation Portfolio ("Capital Appreciation"), the Small Cap Growth Portfolio ("Small Cap Growth"), the Select Equity Portfolio ("Select Equity"), and the Investment Grade Fixed Income Portfolio ("Investment Grade Fixed Income") are each classified as diversified and the Harbinger Portfolio ("Harbinger") is classified as non-diversified (each a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated under the laws of the State of Maryland on May 14, 1992. Effective April 28, 2004, Small Cap Growth was closed to new investments, except for the reinvestment of dividends and distributions.

     Investment objectives for each Portfolio are as follows: Large Cap Value and Investment Grade Fixed Income seek total return; Small Cap Growth seeks capital growth; Capital Appreciation and Select Equity seek long-term capital appreciation; and Harbinger seeks long-term growth of capital.

     A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolios may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolios isolate that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for Large Cap Value, Capital Appreciation, Small Cap Growth, Select Equity and Harbinger. Dividends from net investment income are declared daily and paid monthly for Investment Grade Fixed Income. Distributions of net realized capital gains, if any, are declared and paid at least annually for Investment Grade Fixed Income. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Portfolios, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolios' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

     At October 31, 2004, Investment Grade Fixed Income had the following open forward foreign currency contracts:

                                       EXPIRATION        FOREIGN CURRENCY          CONTRACT      CONTRACT    UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT         DATE        TO BE PURCHASED/(SOLD)        AMOUNT        VALUE      GAIN (LOSS)
---------------------------------      ----------     ----------------------      -----------   ----------   -----------
     Australian Dollar                   1/13/05              A$     362,000      $   259,554   $  268,549   $     8,995
     British Pound                       1/13/05           POUND    (113,000)        (200,010)    (206,177)       (6,167)
     European Economic Unit              1/13/05            EURO     153,000          187,919      195,032         7,113
     European Economic Unit              1/13/05            EURO      40,000           50,476       50,989           513
     European Economic Unit              1/13/05            EURO     116,000          147,456      147,867           411
     European Economic Unit              1/13/05            EURO    (111,000)        (136,334)    (141,494)       (5,160)
     Japanese Yen                        1/13/05             YEN   2,900,000           26,295       27,475         1,180
     Japanese Yen                        1/13/05             YEN  12,135,505          110,035      114,974         4,939
     Japanese Yen                        1/13/05             YEN  (2,900,000)         (26,295)     (27,475)       (1,180)
     New Zealand Dollar                  1/13/05             NZ$    (155,864)        (103,338)    (105,568)       (2,230)
     Swiss Franc                         1/13/05             SwF     (65,000)         (51,587)     (54,395)       (2,808)
     Swiss Franc                         1/13/05             SwF     (37,000)         (30,938)     (30,963)          (25)
     Swiss Franc                         1/13/05             SwF     (82,000)         (68,141)     (68,621)         (480)
                                                                                  -----------   ----------   -----------
                                                                                  $   165,092   $  170,193   $     5,101
                                                                                  ===========   ==========   ===========

     I) TBA PURCHASE COMMITMENTS -- Each Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     J) FUTURES -- Each Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Portfolio is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

     When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2004, Investment Grade Fixed Income had the following open futures contracts:

                                                                                     UNREALIZED
                           NUMBER OF   EXPIRATION     CONTRACT        CONTRACT      APPRECIATION/
FUTURES CONTRACTS          CONTRACTS      DATE         AMOUNT          VALUE       (DEPRECIATION)
-----------------          ---------   ----------   ------------   -------------   --------------
U.S. Treasury
  5 Year Notes Futures         3        12/20/04    $    332,453   $     334,125   $        1,672
U.S. Treasury
  Bonds Futures                3        12/20/04         338,921         341,531            2,610
                                                    ------------   -------------   --------------
                                                         671,374         675,656            4,282
                                                    ------------   -------------   --------------
U.S. Treasury
  10 Year Notes Futures       (3)       12/20/04        (340,079)       (340,688)            (609)
U.S. Treasury
  2 Year Notes Futures        (4)       12/30/04        (846,104)       (847,062)            (958)
                                                    ------------   -------------   --------------
                                                      (1,186,183)     (1,187,750)          (1,567)
                                                    ------------   -------------   --------------
                                                    $   (514,809)  $    (512,094)  $        2,715
                                                    ============   =============   ==============

     K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by each Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Portfolios' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     The market value of securities on loan to brokers and the value of collateral held by each Portfolio with respect to such loans at October 31, 2004 are as follows:

                                          MARKET VALUE OF          VALUE OF
         PORTFOLIO                       SECURITIES LOANED    COLLATERAL RECEIVED
         ---------                       -----------------    -------------------
         Small Cap Growth                      $    44,767            $    46,158
         Select Equity                             556,868                571,325
         Harbinger                                 620,653                635,896
         Investment Grade Fixed Income             462,341                471,671

     Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by each Portfolio to act as the Portfolio's securities lending agent. The Portfolios earned no income from securities lending through the period ended March 17, 2004.

     Effective March 17, 2004, SSB has been engaged by the Portfolios to act as the Portfolios' securities lending agent. The Portfolios' securities lending arrangement provides that the Portfolios and SSB will share the net income earned from securities lending activities, with the Portfolios receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Portfolios may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

     L) OTHER -- The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk

(key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or gains are earned.

     Each Portfolio may invest up to 15% (except Small Cap Growth, which may invest up to 10%) of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for each Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from each Portfolio based on the following fee schedules:

           PORTFOLIO                                     ANNUAL RATE
           ---------                                     -----------
           Large Cap Value                    0.75% of average daily net assets
           Small Cap Growth                   0.90% of average daily net assets
           Select Equity                      0.50% of average daily net assets
           Capital Appreciation               0.50% of average daily net assets
           Harbinger                          1.00% of average daily net assets
           Investment Grade Fixed Income      0.30% of average daily net assets

     For the year ended October 31, 2004, investment advisory fees earned, voluntarily waived and expenses reimbursed for each Portfolio were as follows:

                                      GROSS                           NET
                                    ADVISORY                        ADVISORY        EXPENSE
   PORTFOLIO                          FEE            WAIVER           FEE        REIMBURSEMENT
   ---------                      -----------     -----------       ---------    -------------
   Large Cap Value                $   218,293     $  (167,289)      $  51,004    $          --
   Small Cap Growth                    99,696         (99,696)             --          (81,701)
   Select Equity                       78,197         (78,197)             --          (21,797)
   Capital Appreciation                38,011         (38,011)             --          (68,501)
   Harbinger                           25,672         (25,672)             --          (77,648)
   Investment Grade Fixed Income       34,375         (34,375)             --         (121,056)

     CSAM will not recapture from the Portfolios any fees it waived during the fiscal year ended October 31, 2004.

     Small Cap Growth includes a receivable from CSAM due to the Portfolio inadvertently exceeding its investment guideline for its cash position. The Portfolio subsequently reinvested in equity securities and CSAM has committed to reimburse the portfolio for a loss of $4,033 at October 31, 2004.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Portfolios.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Portfolio's average daily net assets.

     For the year ended October 31, 2004, co-administration services fees earned by CSAMSI were as follows:

           PORTFOLIO                                CO-ADMINISTRATION FEE
           ---------                                ---------------------
           Large Cap Value                                    $    29,106
           Small Cap Growth                                        11,077
           Select Equity                                           15,639
           Capital Appreciation                                     7,602
           Harbinger                                                2,567
           Investment Grade Fixed Income                           11,458

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                   0.050% of average daily net assets
           Next $5 billion                    0.035% of average daily net assets
           Over $10 billion                   0.020% of average daily net assets

     For the year ended October 31, 2004, co-administration services fees earned by SSB (including out-of-pocket expenses) were as follows:

           PORTFOLIO                                CO-ADMINISTRATION FEE
           ---------                                ---------------------
           Large Cap Value                                    $    24,667
           Small Cap Growth                                        15,995
           Select Equity                                           16,251
           Capital Appreciation                                    12,371
           Harbinger                                                7,474
           Investment Grade Fixed Income                           34,929

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolios to provide certain financial printing and fulfillment services. For the year ended October 31, 2004, Merrill was paid for its services to the Portfolios as follows:

           PORTFOLIO                                       AMOUNT
           ---------                                       ------
           Large Cap Value                               $  3,053
           Small Cap Growth                                 3,053
           Select Equity                                    3,053
           Capital Appreciation                             3,053
           Harbinger                                        3,053
           Investment Grade Fixed Income                    3,053

NOTE 3. LINE OF CREDIT

     The Portfolios, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus 0.50%. At October 31, 2004, the Portfolios had no loans outstanding under the Credit Facility. During the year ended October 31, 2004, the Portfolios had borrowings under the Credit Facility as follows:

                                                          WEIGHTED
                                    AVERAGE DAILY          AVERAGE           MAXIMUM DAILY
          PORTFOLIO                 LOAN BALANCE       INTEREST RATE %     LOAN OUTSTANDING
          ---------                 -------------      ---------------     ----------------
          Large Cap Value           $     165,682                1.501%       $     348,000
          Small Cap Growth                552,800                1.559%           4,682,000
          Select Equity                 2,200,667                1.500%           2,208,000
          Capital Appreciation            157,000                1.500%             157,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                                         U.S. GOVERNMENT
                                           INVESTMENTS                AND AGENCY OBLIGATIONS
                                -------------------------------     --------------------------
PORTFOLIO                          PURCHASES          SALES           PURCHASES      SALES
---------                       -------------    --------------     ------------  ------------
Large Cap Value                 $  13,942,656    $   18,003,344     $         --  $         --
Small Cap Growth                    7,961,500        35,262,510               --            --
Select Equity                      18,904,306        13,625,482               --            --
Capital Appreciation                5,854,683        10,887,378               --            --
Harbinger                           3,623,157         3,016,319               --            --
Investment Grade Fixed Income      53,550,455        54,158,383       47,804,968    47,862,101

NOTE 5. RESTRICTED SECURITIES

     Certain investments of Small Cap Growth are restricted as to resale and are valued at fair value as determined in good faith under procedures established by the Board of Directors. The table below shows the number of shares held, the acquisition date, aggregate cost, fair value as of October 31, 2004, the value per share of the security and percentage of net assets which the security represents.

                        SECURITY        NUMBER    ACQUISITION                   FAIR       VALUE     PER PERCENTAGE
SECURITY                  TYPE        OF SHARES      DATE          COST         VALUE      SHARE     OF NET ASSETS
--------                --------      ---------   -----------      ----         -----      -----     --------------
Planetweb, Inc.        Pfd Stock        165,400     9/08/00     $  898,389    $  1,285    $  0.01        0.72%

NOTE 6. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a par value of $.001 per share. Shares of eight series have been classified, six of which constitute the interest in the Portfolios. Transactions in shares of each Portfolio were as follows:

                                              LARGE CAP VALUE PORTFOLIO
                                  ----------------------------------------------
                                  FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                   OCTOBER 31, 2004            OCTOBER 31, 2003
                                  ----------------------------------------------
Shares sold                                1,313,162                   3,078,570
Shares issued in
  reinvestment of dividends                  423,350                     368,438
Shares redeemed                           (5,982,652)                (12,005,818)
                                          ----------                 -----------
Net decrease                              (4,246,140)                 (8,558,810)
                                          ==========                 ===========

                                              SMALL CAP GROWTH PORTFOLIO
                                  ----------------------------------------------
                                  FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                   OCTOBER 31, 2004            OCTOBER 31, 2003
                                  ----------------------------------------------
Shares sold                                  139,615                   1,247,916
Shares redeemed                           (2,864,690)                 (5,924,329)
                                          ----------                  ----------
Net decrease                              (2,725,075)                 (4,676,413)
                                          ==========                  ==========

                                               SELECT EQUITY PORTFOLIO
                                  ----------------------------------------------
                                  FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                   OCTOBER 31, 2004            OCTOBER 31, 2003
                                  ----------------------------------------------
Shares sold                                1,040,319                     108,916
Shares issued in
  reinvestment of dividends                    8,936                       4,652
Shares redeemed                             (444,034)                   (411,717)
                                           ---------                   ---------
Net increase (decrease)                      605,221                    (298,149)
                                           =========                   =========

                                           CAPITAL APPRECIATION PORTFOLIO
                                  ----------------------------------------------
                                  FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                   OCTOBER 31, 2004            OCTOBER 31, 2003
                                  ----------------------------------------------
Shares sold                                  102,439                     146,668
Shares issued in
  reinvestment of dividends                      145                          --
Shares redeemed                             (664,049)                   (310,425)
                                            --------                    --------
Net decrease                                (561,465)                   (163,757)
                                            ========                    ========

                                                HARBINGER PORTFOLIO
                                  ----------------------------------------------
                                  FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                   OCTOBER 31, 2004          OCTOBER 31, 2003(1)
                                  ----------------------------------------------
Shares sold                                   75,415                     178,635
Shares redeemed                              (30,000)                         --
                                             -------                     -------
Net increase                                  45,415                     178,635
                                             =======                     =======

                                      INVESTMENT GRADE FIXED INCOME PORTFOLIO
                                  ----------------------------------------------
                                  FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                   OCTOBER 31, 2004            OCTOBER 31, 2003
                                  ----------------------------------------------
Shares sold                                  148,515                     899,738
Shares issued in reinvestment
  of dividends and distributions              81,304                      54,682
Shares redeemed                             (374,670)                 (1,437,039)
                                            --------                  ----------
Net decrease                                (144,851)                   (482,619)
                                            ========                  ==========

(1)  For the period January 15, 2003 (inception date) through October 31, 2003.

     On October 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each Portfolio was as follows:

                                    NUMBER OF    APPROXIMATE PERCENTAGE
           PORTFOLIO              SHAREHOLDERS    OF OUTSTANDING SHARES
           ---------              ------------   ----------------------
           Large Cap Value              1                  98%
           Small Cap Growth             1                  97%
           Select Equity                6                  98%
           Harbinger                    3                  95%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and paydown gains & losses.

     The tax characteristics of dividends and distributions paid during the years ended October 31, 2004 and 2003 were as follows:

                                    ORDINARY INCOME       LONG-TERM CAPITAL GAIN
                                -----------------------   -----------------------
FUND                               2004         2003         2004         2003
----                            ----------   ----------   ----------   ----------
Large Cap Value                 $  393,715   $  280,013   $       --   $       --
Small Cap Growth                        --           --           --           --
Select Equity                       84,980       38,005           --           --
Capital Appreciation                 1,299           --           --           --
Harbinger                               --           --           --           --
Investment Grade Fixed Income      807,788      560,526           --       16,809

     At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                                                       INVESTMENT
                                  LARGE CAP         SMALL CAP          SELECT          CAPITAL                        GRADE FIXED
                                    VALUE            GROWTH            EQUITY        APPRECIATION      HARBINGER         INCOME
                                -------------    --------------    -------------    -------------    -------------   -------------
Undistributed
  ordinary income               $     312,995    $           --    $      91,161    $          --    $      44,406   $      11,984
Accumulated
  realized gain/(loss)             (4,944,174)      (42,501,582)        (249,267)      (2,062,783)         184,914         (17,005)
Undistributed capital-other                --                --               --               --               --          (7,817)
Unrealized appreciation/
  (depreciation)                    3,313,885          (890,244)       1,549,313          657,793          374,295         158,269
                                -------------    --------------    -------------    -------------    -------------   -------------
                                $  (1,317,294)   $  (43,391,826)   $   1,391,207    $  (1,404,990)   $     603,615   $     145,431
                                =============    ==============    =============    =============    =============   =============

     At October 31, 2004, the Portfolios had capital loss carryforwards available to offset possible future capital gains as follows:

                                                      EXPIRES OCTOBER 31,
                                ----------------------------------------------------------------
                                     2009             2010             2011             2012
                                -------------    -------------    -------------    -------------
Large Cap Value                 $          --    $  (1,825,379)   $  (3,118,795)   $          --
Small Cap Growth                  (30,125,341)     (12,376,241)              --               --
Select Equity                              --         (188,921)         (60,346)              --
Capital Appreciation                       --         (886,707)      (1,176,076)              --
Harbinger                                  --               --               --               --
Investment Grade Fixed Income              --               --               --          (17,005)

     It is uncertain whether the Portfolios will be able to realize the benefits before they expire.

     During the tax year ended October 31, 2004, the Portfolios utilized capital loss carryforwards in the following amounts:

           PORTFOLIO               AMOUNT UTILIZED
           ---------               ---------------
           Large Cap Value         $       504,394
           Small Cap Growth              6,570,948
           Select Equity                   178,100
           Capital Appreciation            599,043

     As of October 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                         GROSS           GROSS         NET UNREALIZED
                                       IDENTIFIED      UNREALIZED      UNREALIZED       APPRECIATION/
     FUND                                 COST        APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
     ----                            -------------   -------------   --------------    -------------
     Large Cap Value                 $  24,847,589   $   3,804,413   $     (490,528)   $    3,313,885
     Small Cap Growth                    1,130,326          11,904         (902,147)         (890,243)
     Select Equity                      16,162,009       1,790,829         (241,515)        1,549,314
     Capital Appreciation                4,151,971         750,591          (92,797)          657,794
     Harbinger                           3,795,984         443,654          (69,359)          374,295
     Investment Grade Fixed Income      11,974,454         160,699          (10,249)          150,450

     At October 31, 2004, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and paid-in capital have been adjusted for current period permanent book/tax differences, which arose principally from differing book/tax treatments of paydown gains and losses, interest accrual on defaulted bonds, and foreign currency transactions. Net assets were not affected by these reclassifications:

                                                         INCREASE (DECREASE)
                                        ----------------------------------------------------
                                                                             ACCUMULATED NET
                                                                              REALIZED GAIN
                                           PAID-IN       UNDISTRIBUTED NET      (LOSS) ON
        FUND                               CAPITAL       INVESTMENT INCOME     INVESTMENTS
        ----                            -------------    -----------------   ---------------
        Large Cap Value                 $          --    $              --   $            --
        Small Cap Growth                      (92,867)              92,867                --
        Select Equity                              --                   --                --
        Capital Appreciation                  (11,013)              11,013                --
        Harbinger                             103,854               32,901          (136,755)
        Investment Grade Fixed Income              --               32,416           (32,416)

NOTE 8. CONTINGENCIES

     In the normal course of business, each Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Credit Suisse Institutional Fund, Inc. and Shareholders of
Credit Suisse Institutional Fund, Inc.-- Large Cap Value Portfolio; Credit Suisse Institutional Fund, Inc.-- Small Cap Growth Portfolio; Credit Suisse Institutional Fund, Inc.-- Select Equity Portfolio;
Credit Suisse Institutional Fund, Inc.-- Capital Appreciation Portfolio; Credit Suisse Institutional Fund, Inc.-- Harbinger Portfolio;
Credit Suisse Institutional Fund, Inc.-- Investment Grade Fixed Income
                                           Portfolio:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio, Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio, Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio, Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio, Credit Suisse Institutional Fund, Inc. -- Harbinger Portfolio, Credit Suisse Institutional Fund, Inc. -- Investment Grade Fixed Income Portfolio (hereafter referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE INSTITUTIONAL FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                           TERM                                        NUMBER OF
                                           OF OFFICE(1)                                PORTFOLIOS IN
                                           AND                                         FUND
                            POSITION(S)    LENGTH         PRINCIPAL                    COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH      OF TIME        OCCUPATION(S) DURING         OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND           SERVED         PAST FIVE YEARS              DIRECTOR        HELD BY DIRECTOR
------------------------    ------------   ------------   --------------------------   -------------   --------------------
INDEPENDENT DIRECTORS

Richard H. Francis          Director,      Since 1999     Currently retired            42              None
c/o Credit Suisse Asset     Nominating
Management, LLC             and Audit
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Director,      Since          Dean of Yale School of       41              Director of Aetna,
Box 208200                  Nominating     1998 or        Management and                               Inc. (insurance
New Haven, Connecticut      and Audit      Fund           William S. Beinecke                          company); Director
06520-8200                  Committee      Inception      Professor in the Practice                    of Calpine
                            Member                        of International Trade and                   Corporation (energy
                                                          Finance from November 1995                   provider); Director
Date of Birth: 10/29/46                                   to present.                                  of CarMax Group
                                                                                                       (used car dealers).

Peter F. Krogh              Director,      Since 2001     Dean Emeritus and            41              Director of Carlisle
301 ICC                     Nominating                    Distinguished Professor of                   Companies
Georgetown University       Committee                     International Affairs at                     Incorporated
Washington, DC 20057        Chairman and                  the Edmund A. Walsh School                   (diversified
                            Audit                         of Foreign Service,                          manufacturing
Date of Birth: 02/11/37     Committee                     Georgetown University from                   company).
                            Member                        June 1995 to present.

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                           TERM                                        NUMBER OF
                                           OF OFFICE(1)                                PORTFOLIOS IN
                                           AND                                         FUND
                            POSITION(S)    LENGTH         PRINCIPAL                    COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH      OF TIME        OCCUPATION(S) DURING         OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND           SERVED         PAST FIVE YEARS              DIRECTOR        HELD BY DIRECTOR
------------------------    ------------   ------------   --------------------------   -------------   --------------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.        Director,      Since 1999     Currently retired            43              Director of
c/o Credit Suisse Asset     Nominating                                                                 Education Management
Management, LLC             and Audit                                                                  Corp.
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Director,      Since 1999     Partner of Lehigh Court,     43              Director of
Lehigh Court, LLC           Nominating                    LLC and RZ Capital                           Presstek, Inc.
40 East 52nd Street         Committee                     (private investment firms)                   (digital imaging
New York, New York          Member and                    from July 2002 to present;                   technologies
10022                       Audit                         Transition Adviser to                        company); Director
                            Committee                     SunGard Securities                           of Wood Resources,
Date of Birth: 07/10/48     Chairman                      Finance, Inc. from                           LLC. (plywood
                                                          February 2002 to July                        manufacturing
                                                          2002; President of SunGard                   company).
                                                          Securities Finance, Inc.
                                                          from 2001 to February
                                                          2002; President of Loanet,
                                                          Inc. (on-line accounting
                                                          service) from 1997 to
                                                          2001.

INTERESTED DIRECTORS

Michael E. Kenneally(2)     Chairman and   Since 2004     Chairman and Global Chief    45              None
Credit Suisse Asset         Chief                         Executive Officer of CSAM
Management, LLC             Executive                     since 2003; Chairman and
466 Lexington Avenue        Officer                       Chief Investment Officer
New York, New York                                        of Banc of America Capital
10017-3140                                                Management from 1998 to
                                                          March 2003.
Date of Birth: 03/30/54

----------
(2) Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                           TERM                                        NUMBER OF
                                           OF OFFICE(1)                                PORTFOLIOS IN
                                           AND                                         FUND
                            POSITION(S)    LENGTH         PRINCIPAL                    COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH      OF TIME        OCCUPATION(S) DURING         OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND           SERVED         PAST FIVE YEARS              DIRECTOR        HELD BY DIRECTOR
------------------------    ------------   ------------   --------------------------   -------------   --------------------
INTERESTED DIRECTORS

William W. Priest(3)        Director       Since 1999     Chief Executive Officer of   48              Director of Globe
Epoch Investment Partners                                 J Net Enterprices, Inc.                      Wireless, LLC
667 Madison Avenue                                        (technology holdings                         (maritime
New York, NY 10021                                        company) since June 2004;                    communication
                                                          Chief Executive Officer of                   company); Director
Date of Birth: 09/24/41                                   Epoch Investment Partners,                   of InfraRed X
                                                          Inc. since April 2004;                       (medical device
                                                          Co-Managing Partner,                         company); Director
                                                          Steinberg Priest & Sloane                    of J Net
                                                          Capital Management, LLC                      Enterprises, Inc.
                                                          from 2001 to March 2004;
                                                          Chairman and Managing
                                                          Director of CSAM from 2000
                                                          to February 2001; Chief
                                                          Executive Officer and
                                                          Managing Director of CSAM
                                                          from 1990 to 2000.

----------
(3) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ending 12/31/02).

                                        TERM
                                        OF OFFICE(1)
                                        AND
                          POSITION(S)   LENGTH
NAME, ADDRESS AND         HELD WITH     OF TIME
DATE OF BIRTH             FUND          SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------         -----------   ------------   ----------------------------------------------------------
OFFICERS

Michael A. Pignataro      Chief         Since 1999     Director and Director of Fund Administration of CSAM;
Credit Suisse Asset       Financial                    Associated with CSAM since 1984; Officer of other Credit
Management, LLC           Officer and                  Suisse Funds
466 Lexington Avenue      Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio            Chief         Since 2004     Vice President and Global Head of Compliance of CSAM;
Credit Suisse Asset       Compliance                   Associated with CSAM since July 2000; Vice President and
Management, LLC           Officer                      Director of Compliance of Forstmann-Leff Associates from
466 Lexington Avenue                                   1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                Chief Legal   Since 2004     Director and Deputy General Counsel of CSAM since
Credit Suisse Asset       Officer                      September 2004; Senior Associate of Shearman & Sterling
Management, LLC                                        LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                   Counsel of the SEC Division of Investment Management
New York, New York                                     from June 1997 to September 2000; Officer of other Credit
10017-3140                                             Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao              Vice          Since 2004     Vice President and legal counsel of CSAM; Associated with
Credit Suisse Asset       President                    CSAM since July 2003; Associated with the law firm of
Management, LLC           and                          Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue      Secretary                    other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza           Assistant     Since 2002     Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset       Treasurer                    Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                        Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

     The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
PROXY POLICY AND PORTFOLIO HOLDINGS INFORMATION

     Information regarding how each Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that each Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

     - By calling 1-800-927-2874

     - On the Fund's website, www.csam.com/us

     - On the website of the Securities and Exchange Commission, http://www.sec.gov.

     Each Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

     Corporate Shareholders should note for the year ended October 31, 2004, the percentage of the Portfolios' investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is as follows:

          FUND                            PERCENTAGE
          ----                            ----------
          Large Cap Value                   100.00%
          Select Equity                     100.00%
          Capital Appreciation               99.46%

     For the fiscal year ended October 31, 2004, the Portfolios designate approximate amounts listed below, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

          FUND                              AMOUNT
          ----                              ------
          Large Cap Value                 $  393,675
          Select Equity                       84,980
          Capital Appreciation                 1,299
          Investment Grade Fixed Income        1,816

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

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

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

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSILC-2-1004

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2003 and October 31, 2004.

                                         2003          2004
                                         ----------    ----------
Audit Fees                               $   88,373    $   88,373
Audit-Related Fees(1)                    $   21,000    $   31,500
Tax Fees(2)                              $   16,255    $   16,255
All Other Fees                                   --            --
Total                                    $  125,628    $  136,128

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($21,000), and the registrant's third quarter 2004 Form N-Q filing ($10,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2003 and October 31, 2004.

                                         2003      2004
                                         ----      ----
Audit-Related Fees                       N/A       N/A

Tax Fees                                 N/A       N/A
All Other Fees                           N/A       N/A
Total                                    N/A       N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                         2003      2004
                                         ----      ----
Audit-Related Fees                       N/A       N/A
Tax Fees                                 N/A       N/A
All Other Fees                           N/A       N/A
Total                                    N/A       N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2003 and October 31, 2004:

                                         2003      2004
                                         ----      ----
Audit-Related Fees                       N/A       N/A
Tax Fees                                 N/A       N/A
All Other Fees                           N/A       N/A
Total                                    N/A       N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2003 and October 31, 2004 were $37,255 and $47,755, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE INSTITUTIONAL FUND, INC.

                  /s/ Michael E. Kenneally
                  ------------------------
                  Name:  Michael E. Kenneally
                  Title: Chief Executive Officer
                  Date:  January 7, 2005

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  ------------------------
                  Name:  Michael E. Kenneally
                  Title: Chief Executive Officer
                  Date:  January 7, 2005

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 7, 2005